                                     [Logo]

                                STI ClASSIC FUNDS

To STI Classic Funds Shareholders:


          Enclosed with this letter is a proxy ballot, an N-14 combined proxy/prospectus statement and related information concerning a special meeting of shareholders of the STI Classic Emerging Markets Equity Fund and the Sunbelt Equity Fund.

          The purpose of this proxy package is to announce that a Shareholder Meeting has been scheduled for December 10, 1999. The purpose of the meeting is to submit the Agreement and Plan of Reorganization between the Emerging Markets Equity Fund and the International Equity Fund, as well as the Sunbelt Equity Fund and the Small Cap Growth Stock Fund.

          The Board of Trustees of the STI Classic Funds unanimously approved the Reorganizations at meetings held on May 18, 1999 and August 17, 1999. In coming to this conclusion, the Board of Trustees considered a variety of factors including:

          -   the compatibility of the funds' objectives and policies
          -   the expense ratios of the combined funds
          -   the potential economies of scale to be gained by the merger
          -   the merger will be free from federal income taxes.

          The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

          If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in a different STI Classic Funds portfolio with similar objectives and policies.

          Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE EITHER SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE, OR IN THE ALTERNATIVE, YOU MAY VOTE IN ANY ONE OF THE OTHER TWO MANNERS DESCRIBED ON THE PROXY CARD.

          We thank you for your continued confidence and support.


                                                         Sincerely,

                                                         /s/ Wilton Looney
                                                         Wilton Looney
                                                         CHAIRMAN OF THE BOARD


                      IMPORTANT PROXY INFORMATION ENCLOSED
                           -IMMEDIATE ACTION REQUIRED-

                              QUESTIONS AND ANSWERS
                           FOR THE STI CLASSIC FUNDS'
                               SHAREHOLDER MEETING


Q. WHY ARE THE BOARD OF TRUSTEES PROPOSING TO REORGANIZE THE STI CLASSIC EMERGING MARKETS EQUITY AND SUNBELT EQUITY FUNDS?

A. Before approving the reorganization of these funds, the Board of Trustees evaluated several factors, including the compatibility of each fund's investment objective with the fund each will be reorganized into, and the potential for improved shareholder service. After careful consideration, they determined that the reorganizations are in the best interest of the shareholders. Through this proxy, they are submitting the proposals for reorganization to you for a vote.

Q.   HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. You will become a shareholder of another STI Classic Fund with similar investment objectives and policies as the fund you currently hold.

     There are NO SALES CHARGES on this transaction. Each shareholder will receive shares of an STI Classic Fund equal in value to the shares of the STI Classic Fund you currently hold. It is likely that the NAV per share price of your fund shares may change. However, the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.   WILL THE REORGANIZATION RESULT IN ANY TAXES?

A. Neither of the STI Classic Funds nor their shareholders will incur any federal income tax as a result of the reorganizations.

Q.   WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. The STI Classic Emerging Markets Equity Fund, Trust Class, shareholders will receive Trust Class shares of the STI Classic International Equity Fund. The STI Classic International Equity Fund has an investment objective similar to the STI Classic Emerging Markets Equity Fund, but seeks to achieve that objective by investing primarily in securities of issuers located in countries with developed markets rather than issuers located in countries with emerging markets.

     The STI Classic Sunbelt Equity Fund shareholders will receive shares of the Small Cap Growth Stock Fund. These Funds have similar investment objectives but the STI Classic Small Cap Growth Stock Fund does not concentrate its investments in any particular geographic location. Shareholders of the Sunbelt

     Equity Fund will receive the same class of shares in which they are currently invested.

Q.   HOW DO THE STI CLASSIC FUNDS' BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of Trustees unanimously recommend that you vote "FOR" the proposed reorganizations. The Board of Trustees also wishes to remind you to vote ALL the proxy ballot cards you receive in any one of the three manners described on the cards. This means that if you receive multiple proxies and ballot cards because you are invested in both STI Classic Funds, please vote each and every ballot card you receive in one of the three manners of voting.

Q.   WHO SHOULD I CONTACT WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact the following for further information:

EMERGING MARKETS EQUITY FUND SHAREHOLDERS:

-  Contact your account administrator

SUNBELT EQUITY FUND SHAREHOLDERS:

-  TRUST SHARES - Contact your account administrator

- INVESTOR AND/OR FLEX SHARES - Contact SunTrust Securities directly at 1-800-874-4770, or contact Additional Support Services at 1-877-474-5527.


                   PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                             YOUR VOTE IS IMPORTANT!

                                STI CLASSIC FUNDS
                                 2 Oliver Street
                                Boston , MA 02109


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 10, 1999


          Notice is hereby given that a Special Meeting of Shareholders of the STI Classic Funds (the "Trust"), with respect to its series the Sunbelt Equity Fund and Emerging Markets Equity Fund (each a "Transferring Fund" and collectively, the "Transferring Funds"), will be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, on December 10, 1999 at 3:00 p.m., Eastern Time, for the purposes of considering the proposals set forth below. The proposals, if approved, will result in the transfer of the assets and stated liabilities of the Transferring Funds to two corresponding series of the Trust, the Small Cap Growth Stock Fund and the International Equity Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively, in return for shares of the corresponding Acquiring Funds (the "Reorganization").

          Proposal 1:   Approval of the Agreement and Plan of Reorganization
                        (the "Reorganization Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the Sunbelt Equity Fund to the Small Cap
                        Growth Stock Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund's shares so received to shareholders of the Transferring Fund.

          Proposal 2:   Approval of the Reorganization Agreement as it relates
                        to (i) the transfer of all of the assets and certain stated liabilities of the Emerging Markets Equity Fund to the International Equity Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund's shares so received to shareholders of the Transferring Fund.

          Proposal 3:   The transaction of such other business as may properly
                        be brought before the meeting.

          Transferring Funds' shareholders of record as of the close of business on October 11, 1999 (the "Shareholders") are entitled to notice of, and to vote at, this meeting or any adjournment thereof. The Shareholders will vote on the proposals, and the proposed Reorganization will be effected only if the Shareholders approve the proposal.

          SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE THREE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

Kevin P. Robins
Assistant Secretary

November 10, 1999

                           PROXY STATEMENT/PROSPECTUS

                                STI CLASSIC FUNDS
                                 2 OLIVER STREET
                                BOSTON, MA 02109
                                 1-800-874-4770

                               SUNBELT EQUITY FUND
                          EMERGING MARKETS EQUITY FUND

                                NOVEMBER 10, 1999


     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of STI Classic Funds (the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the Trust's Sunbelt Equity Fund and Emerging Markets Equity Fund (each a "Transferring Fund" and collectively, the "Transferring Funds"), to be held on December 10, 1999 at 3:00 p.m., Eastern Time, at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456. At the Meeting, shareholders of the Transferring Funds ("Transferring Fund Shareholders") will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated November 1, 1999 (the "Reorganization Agreement"), by and between the Transferring Funds and the Trust's Small Cap Growth Stock Fund and International Equity Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively. The Transferring Funds and Acquiring Funds are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A.

     Proposal 1:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the Sunbelt Equity Fund to the Small Cap
                    Growth Stock Fund in exchange for shares of the Acquiring
                    Fund; and (ii) the distribution of the Acquiring Fund's shares so received to Transferring Fund Shareholders.

     Proposal 2:    Approval of the Reorganization Agreement as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the Emerging Markets Equity Fund to the International Equity Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of the Acquiring
                    Fund's shares so received to Transferring Fund Shareholders.

     Proposal 3:    The transaction of such other business as may properly be
                    brought before the meeting.

     The Reorganization Agreement provides that each Transferring Fund will transfer all of its assets and certain stated liabilities to its corresponding Acquiring Fund. In exchange for the transfers of these assets and liabilities, the Acquiring Fund will simultaneously issue shares to the Transferring Fund in an amount equal in value to the net asset value of such Transferring Fund's shares. This transfer is expected to occur on or about December 13, 1999.

     Immediately after the transfer of each Transferring Fund's assets and liabilities, the Transferring Fund will make a liquidating distribution to Transferring Fund Shareholders of the corresponding Acquiring Fund's shares received, so that a holder of shares in the Transferring Fund at the Effective Time of the Reorganization (as hereinafter defined) will receive a number of shares of its corresponding Acquiring Fund with the same aggregate value as the Transferring Fund Shareholder had in the Transferring Fund immediately before the Reorganization. At the Effective Time of the Reorganization, Transferring Fund Shareholders will become shareholders of the Acquiring Fund, and the Transferring Fund's legal existence will be terminated.

     The Transferring Funds and Acquiring Funds offer three classes of shares, Trust Shares, Investor Shares and Flex Shares, except for the Emerging Markets Equity Fund which only offers Trust Shares. Holders of Trust Shares of each Transferring Fund will receive an amount of Trust Shares of its corresponding Acquiring Fund equal in value to their Transferring Fund shares. Holders of Investor Shares and Flex Shares of the Sunbelt Equity Fund will receive an amount of Investor Shares and Flex Shares of the Small Cap Growth Stock Fund equal in value to their respective Sunbelt Equity Fund shares.

     The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is a separate series of the Trust. Trusco Capital Management, Inc. ("Trusco") and STI Capital Management, N.A. ("STI Capital") are each direct wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. Trusco is the investment adviser to the Small Cap Growth Stock Fund and the Sunbelt Equity Fund. STI Capital is the investment adviser to the Emerging Markets Equity Fund and the International Equity Fund (Trusco and STI Capital are referred to collectively herein as the "Advisers"). Trusco is registered under the Investment Advisers Act of 1940 (the "Advisers Act"). STI Capital is a bank and is, therefore, not required to register as an investment adviser by virtue of Section 202(a)(11)(A) of the Advisers Act.

     This Proxy Statement/Prospectus sets forth concisely the information that a Shareholder should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated April 6, 1999, relating to this Proxy Statement/ Prospectus and the Reorganization, and including certain financial information about the Transferring Funds and the Acquiring Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free 1-800-874-4770.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Funds, see the registration statement or prospectuses contained in the registration statement for the Funds dated October 1, 1999 which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the Funds, and not to any other portfolio of the Trust described therein. Copies of the prospectuses for the Funds accompany this Proxy Statement/Prospectus. A Statement of Additional Information for the Funds dated October

1, 1999 has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-874-4770.

     This Proxy Statement/Prospectus constitutes the proxy statement of the Transferring Funds for the Meeting and is expected to be sent to Shareholders on or about November 10, 1999.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                            Page
                                                                                            ----
Synopsis ...................................................................................  1
         The Reorganization ................................................................  1
         The Funds .........................................................................  2
         Fees and Expenses .................................................................  4
         Investment Objectives, Policies and Restrictions ..................................  8
         The Funds' Purchase, Exchange and Redemption Procedures ...........................  9
Risks ...................................................................................... 11
Information Relating to the Reorganization ................................................. 12
         Description of the Reorganization ................................................. 12
         Federal Income Taxes .............................................................. 13
         Capitalization .................................................................... 14
Reasons for the Reorganization ............................................................. 15
Shareholder Rights ......................................................................... 16
Information About the Funds ................................................................ 18
Voting Matters ............................................................................. 19
Other Business ............................................................................. 22
Shareholder Inquiries ...................................................................... 22
Form of Agreement and Plan of Reorganization ..........................................Exhibit A
Management's Discussion of Fund Performance ...........................................Exhibit B

                                    SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Transferring Funds with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

     BACKGROUND. Pursuant to the Reorganization Agreement between the participating series (attached hereto as Exhibit A), the Transferring Funds will transfer all of their assets and certain stated liabilities to the Acquiring Funds in exchange solely for shares of the Acquiring Funds. The Transferring Funds will distribute the Acquiring Funds' shares that they receive to their Shareholders in liquidation. The result of the Reorganization is that Shareholders will become shareholders of the corresponding Acquiring Funds. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions. Further, all expenses associated with the Reorganization will be borne by SunTrust and/or its subsidiaries, rather than the Funds and the shareholders thereof.

     The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Shareholders, and that the interests of the Shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees recommends that you vote for approval of the Reorganization Agreement.

     TAX CONSEQUENCES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If so, Shareholders will not recognize gain or loss in the transaction.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Funds are generally similar, there are certain differences. Therefore, an investment in the Acquiring Funds may involve investment risks that are, in some respects, different from those of the Transferring Funds. For a more complete discussion of the risks associated with the respective Funds, see "RISKS," below.

THE FUNDS

     BUSINESS OF THE FUNDS. The Trust is an open-end, management investment company, which offers redeemable shares in 36 separate investment portfolios. It was organized as a Massachusetts business trust on January 15, 1992. The Funds, with the exception of the Emerging Markets Equity Fund, offer three classes of shares, Trust Shares, Investor Shares, and Flex Shares. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the Funds' prospectuses. The Emerging Markets Fund only offers a single class of shares, Trust Shares.

FEES AND EXPENSES

     Under the Reorganization Agreement, each Transferring Fund will transfer all its assets and certain stated liabilities to its respective Acquiring Fund. The following comparative fee tables show the fees for the Funds. The pro forma tables show the fees you would pay, including the estimated ongoing operating expenses of each Fund, if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any. If the Reorganization is approved, Total Expenses for shareholders that currently hold Trust Shares and Flex Shares of the Sunbelt Equity Fund will increase by .03% after waivers, while Total Expenses for shareholders that currently hold Investor Shares will decrease by .07%. Total Expenses for shareholders that currently hold Trust Shares of the Emerging Markets Funds will decrease by .09% after waivers.

                SUNBELT EQUITY FUND - SMALL CAP GROWTH STOCK FUND

                   COMPARISON OF SHAREHOLDER TRANSACTION FEES

--------------------------------------------------------------------------------------------------------------------
                                           MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                           IMPOSED ON PURCHASE (AS A               (LOAD)(AS A PERCENTAGE OF NET
FUND                                       PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
--------------------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Trust Shares)                       None                                  None
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                              None                                  None
(Trust Shares)
--------------------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Investor Shares)                   3.75%                                  None
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                             3.75%                                  None
(Investor Shares)
--------------------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Flex                                None                                 2.00%
Shares)
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                              None                                 2.00%
(Flex Shares)
--------------------------------------------------------------------------------------------------------------------

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION
                                INVESTMENT ADVISORY      (12b-1)            OTHER          TOTAL OPERATING
FUND                            FEES                     FEES               EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND                      1.15%              None             .15%               1.30%
(Trust Class)*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION
                                INVESTMENT ADVISORY      (12b-1)            OTHER          TOTAL OPERATING
FUND                            FEES                     FEES               EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK                   1.15%              None             .34%               1.49%
FUND (Trust Shares)+
--------------------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND                      1.15%              .43%             .20%               1.78%
(Investor Shares)*
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK                   1.15%              .50%             .25%               1.90%
FUND (Investor Shares)+
--------------------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND                      1.15%             1.00%             .51%               2.66%
(Flex Shares)*
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK                   1.15%             1.00%            1.04%               3.19%
FUND (Flex Shares)+
--------------------------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the Sunbelt Equity Fund. Actual expenses are lower because the Advisers and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.02% and 1.17%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 1.02%, .40% and 1.62%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.02%, .69% and 2.22%, respectively. The Advisers and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
Small Cap Growth Stock Fund. Actual expenses are lower because the Advisers are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are .86% and 1.20%, respectively. Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be .86%, .44% and 1.55%, respectively (Investor Shares of the Fund will not be available until after the Reorganization is approved). Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses f or Flex Shares are .86%, .35% and 2.25%, respectively. The Advisers and the Distributor could discontinue these voluntary waivers at any time.

                     PRO FORMA SHAREHOLDER TRANSACTION FEES

--------------------------------------------------------------------------------------------------------------------
                                         MAXIMUM SALES CHARGE (LOAD)              MAXIMUM DEFERRED SALES CHARGE
                                         IMPOSED ON PURCHASE (AS A                (LOAD) (AS A PERCENTAGE OF NET
FUND                                     PERCENTAGE OF OFFERING PRICE)            ASSET VALUE)
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Trust                       None                                  None
Shares)
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Investor                   3.75%                                  None
Shares)
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Flex                        None                                 2.00%
Shares)
--------------------------------------------------------------------------------------------------------------------

                       PRO FORMA ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)+

--------------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY      DISTRIBUTION       OTHER          TOTAL OPERATING
FUND                            FEES                     (12b-1) FEES       EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK                   1.15%                 None             .34%                  1.49%
FUND (Trust Shares)
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK                   1.15%                 .50%             .25%                  1.90%
FUND (Investor Shares)
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK                   1.15%                1.00%            1.04%                  3.19%
FUND (Flex Shares)
--------------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
Small Cap Growth Stock Fund following the Reorganization. Actual expenses will be lower because the Adviser is voluntarily waiving a portion of its fees. Investment Advisory Fees and Total Operating Expenses for Trust Shares will be
 .86% and 1.20%, respectively. Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be .86%, .44% and 1.55%, respectively. Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be .86%, .35% and 2.25%, respectively. The Adviser could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-----------------------------------------------------------------------------------------------------------
FUND                                                  1 YEAR       3 YEARS        5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Trust Class)                      $132          $412           $713            $1,568
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Trust                     $152          $471           $813            $1,779
Shares)
-----------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Investor Shares)                  $549          $914         $1,303            $2,391
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                            $561          $950         $1,363            $2,514
(Investor Shares)
-----------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND (Flex Shares)                      $469          $826         $1,410            $2,993
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Flex                      $522          $983         $1,669            $3,494
Shares)
-----------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-----------------------------------------------------------------------------------------------------------
FUND                                                  1 YEAR       3 YEARS        5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Trust                     $152          $471           $813            $1,779
Shares)
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                            $561          $950         $1,363            $2,514
(Investor Shares)
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND (Flex                      $522          $983         $1,669            $3,494
Shares)
-----------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

            EMERGING MARKETS EQUITY FUND - INTERNATIONAL EQUITY FUND

                   COMPARISON OF SHAREHOLDER TRANSACTION FEES

--------------------------------------------------------------------------------------------------------------------
                                         MAXIMUM SALES CHARGE (LOAD)              MAXIMUM DEFERRED SALES CHARGE
                                         IMPOSED ON PURCHASE (AS A                (LOAD) (AS A PERCENTAGE OF NET
FUND                                     PERCENTAGE OF OFFERING PRICE)            ASSET VALUE)
--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND (Trust                      None                                  None
Shares)
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust                         None                                  None
Shares)
--------------------------------------------------------------------------------------------------------------------


                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION
                                INVESTMENT ADVISORY      (12b-1)            OTHER          TOTAL OPERATING
FUND                            FEES                     FEES               EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND             1.30%                 0.00%            .31%                  1.61%
(Trust Class)*
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                1.25%                 0.00%            .28%                  1.53%
(Trust Shares)+
--------------------------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the Emerging Markets Equity Fund. Actual expenses are lower because the Adviser and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees, Other Expenses and Total Operating Expenses for Trust Shares are 1.26%, 0.00%, .31% and 1.57%, respectively. The Advisers and the Distributor could discontinue these voluntary waivers at any time.

+    The table shows the highest expenses that could be currently charged to the
International Equity Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.20% and 1.48%, respectively. The Adviser could discontinue these voluntary waivers at any time.

                           PRO FORMA SHAREHOLDER FEES

--------------------------------------------------------------------------------------------------------------------
                                         MAXIMUM SALES CHARGE (LOAD)              MAXIMUM DEFERRED SALES CHARGE
                                         IMPOSED ON PURCHASE (AS A                (LOAD) (AS A PERCENTAGE OF NET
FUND                                     PERCENTAGE OF OFFERING PRICE)            ASSET VALUE)
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust                         None                                  None
Shares)
--------------------------------------------------------------------------------------------------------------------

                       PRO FORMA ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)+

--------------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY      DISTRIBUTION       OTHER          TOTAL OPERATING
FUND                            FEES                     (12b-1) FEES       EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY                   1.25%                 0.00%            .28%              1.53%
FUND (Trust Shares)
--------------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
International Equity Fund following the Reorganization. Actual expenses will be lower because the Adviser is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares will be 1.20% and 1.48%, respectively. The Adviser could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-----------------------------------------------------------------------------------------------------------
FUND                                                  1 YEAR       3 YEARS        5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                           $164          $508           $876            $1,911
(Trust Class)
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust                       $156          $483           $834            $1,824
Shares)
-----------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-----------------------------------------------------------------------------------------------------------
FUND                                                  1 YEAR       3 YEARS        5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (Trust Shares)               $156          $483           $834            $1,824
-----------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

     INVESTMENT ADVISERS. Trusco and STI Capital are direct wholly-owned subsidiaries of SunTrust and are investment advisers to the Funds. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, and had approximately $30 billion of assets under management as of July 1, 1999. STI Capital is located at P.O. Box 3808, Orlando, FL 32802, and had approximately $14.5 billion of assets under management as of July 1, 1999.

     INVESTMENT ADVISORY FEES. The following table compares management fees paid to the Advisers for the Transferring Funds and the Acquiring Funds, respectively. The table shows advisory fees before any waivers ("Contractual") and advisory fees after any waivers ("Net Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

TRANSFERRING FUNDS                             FEE        ACQUIRING FUNDS                                 FEE
Sunbelt Equity Fund*                                      Small Cap Growth Stock Fund*
    Contractual ...............................1.15%          Contractual ................................1.15%
    Net Waivers ...............................1.02%          Net Waivers ................................0.86%
Emerging Markets Equity Fund*                             International Equity Fund*
    Contractual ...............................1.30%          Contractual ................................1.25%
    Net Waivers ...............................1.26%          Net Waivers ................................1.20%

* The Net Waiver fees for the Funds are based on the Advisers voluntarily agreeing to waive a portion of advisory fees for the fiscal year ending May 31, 1999.

     DISTRIBUTION FEES. The distributor for the Funds is SEI Investments Distribution Co. (the "Distributor"). The Distribution Fees payable to the Distributor for Investor Shares are lower for the Sunbelt Equity Fund than for the Small Cap Growth Stock Fund. The Distribution Fees payable to the Distributor for Flex Shares are the same for the Sunbelt Equity Fund and the Small Cap Growth Stock Fund.

     SALES LOADS AND CONTINGENT DEFERRED SALES CHARGES. The following chart compares front-end sales loads and contingent deferred sales charges ("CDSC") for the Sunbelt Equity Fund and the Small Cap Growth Stock Fund. The Trust Shares of the Funds are not subject to such charges.

TRANSFERRING FUNDS                             CHARGE       ACQUIRING FUNDS                              CHARGE
------------------                             ------       ---------------                              ------
Sunbelt Equity Fund                                         Small Cap Growth Stock Fund
   Investor Shares - Front-End Load ...........3.75%           Investor Shares - Front-End Load .........3.75%
   Flex Shares - CDSC .........................2.00%            Flex Shares - CDSC ......................2.00%

     CONTINGENT DEFERRED SALES CHARGES. Flex Shares are subject to a 2.0% CDSC that decreases to 0% after the first year.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.

     THIS SECTION WILL HELP YOU COMPARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE TRANSFERRING FUNDS AND THE ACQUIRING FUNDS. PLEASE BE AWARE THAT THIS IS ONLY A BRIEF DISCUSSION. MORE COMPLETE INFORMATION MAY BE FOUND IN THE TRANSFERRING FUNDS' AND ACQUIRING FUNDS' PROSPECTUSES.

SUNBELT EQUITY FUND

     The investment objective of the Sunbelt Equity Fund is to provide capital appreciation. It invests in common stocks and other equity securities of companies that are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. The Advisor's investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above-average returns over time. The Adviser focuses on companies with favorable earning characteristics.

SMALL CAP GROWTH STOCK FUND

     The investment objective of the Small Cap Growth Stock Fund is to provide long-term capital appreciation. It invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above-average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet.

     DIFFERENCES: The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S., while the Small Cap Growth Stock Fund may invest in companies located anywhere in the U.S. Also, the Small Cap Growth Stock Fund invests in companies with a market capitalization between $50 million and $3 billion, while the Sunbelt Equity Fund has no restriction based on market capitalization.

EMERGING MARKETS EQUITY FUND

     The investment objective of the Emerging Markets Equity Fund is to provide long-term capital appreciation. The Fund primarily invests in undervalued common stocks and other equity securities of foreign issuers located in countries with emerging markets. The Adviser's "bottom-up"strategy focuses on individual stocks and companies. The Adviser attempts to identify investments that it believes are attractively priced relative to the current market.

INTERNATIONAL EQUITY FUND

     The investment objective of the International Equity Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks and other equity securities of foreign companies the Adviser believes are trading at a discount. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

     DIFFERENCES: The Emerging Markets Equity Fund invests primarily in stocks of issuers located in emerging market countries, while the International Equity Fund invests primarily in developed countries, and less in emerging markets countries.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

     The Funds have the same procedures for purchasing shares. Shares of the Funds, other than Trust Shares, may be purchased directly from the Acquiring Funds by mail, telephone, wire, direct deposit, or Automated Clearing House. Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, Trust Shares may be purchased through accounts maintained with financial institutions and potentially through a Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). The minimum purchase for Investor Shares is $2,000, and for Flex Shares is $5,000 ($2,000 for retirement plans). Additional Investor or Flex Shares may be purchased for a minimum of $1,000.

     The net asset value ("NAV") of the Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

     The Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' Statement of Additional Information, incorporated herein by reference.

EXCHANGE PRIVILEGES.

     The Funds have the same procedures for exchanging shares. For Investor Shares and Flex Shares, exchange requests must be for an amount of at least $1,000. For each shareholder, exchanges are allowed up to four times during a calendar year. This exchange privilege may be changed or canceled at any time upon 60 days' notice. Investor Shares of the Funds (including Funds not participating in the Reorganization) may be exchanged for Investor Shares of any other Fund. If shares are exchanged that were purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Flex Shares of any Fund may be exchanged for Flex Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions of Flex Shares acquired in an exchange, provided the shares are held for at least one year from the initial purchase.

REDEMPTION PROCEDURES.

     The Funds have the same procedures for the redemption of shares. Shares may be redeemed on any Business Day by contacting the Funds directly by mail or telephone, or shareholders may contact their financial institution by mail or telephone (for Trust Shares, shareholders must contact their financial institution). To sell shares by telephone, the amount of the sale must be at least $1,000. For redemptions of $25,000 or more, the Funds must be notified in writing and a signature guarantee (a notarized signature is not sufficient) must be included. The sale price of each share will be the next NAV determined after a request is received less, in the case of Flex Shares, any applicable deferred sales charge. Shareholders with account balances of $10,000 or more may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

REDEMPTIONS IN KIND

     Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

DIVIDEND POLICIES.

     Both the Sunbelt Equity Fund and the Small Cap Growth Stock Fund declare and distribute income quarterly. The Emerging Markets Equity Fund and the International Equity Fund declare and distribute income annually. Capital gains, if any, are distributed at least annually.

                                      RISKS

     Since each Transferring and Acquiring fund purchases equity securities, each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund. Other than this risk common to each Fund, the Funds are subject to certain additional risks.

SUNBELT EQUITY FUND

     Because the Fund focuses its investments in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

SMALL CAP GROWTH STOCK FUND

     Because the Fund principally invests in small cap growth stocks, the Fund is subject to the risk that its market segment, small capitalization growth stocks, may under perform other equity market segments or the equity markets as a whole.

     The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

RISK DIFFERENCES: Because the Sunbelt Equity Fund invests in southern companies, economic conditions in or government policies imposed by southern states may cause the Fund to be more volatile than the Small Cap Growth Stock Fund which invests in companies located across the U.S. However, the small cap stocks in the Small Cap Growth Stock Fund may be more volatile than the large cap stocks in the Sunbelt Equity Fund.

EMERGING MARKETS EQUITY FUND

     The Fund invests primarily in common stocks and other equity securities of foreign issuers located in emerging market countries. Investments in foreign markets may be more volatile than investments in U.S. markets. Investments in emerging foreign markets may be more volatile than investments in developed foreign markets. Diplomatic, political or economic developments in a foreign country may cause investments in that country to lose money. These developments may occur more frequently in emerging market countries. Emerging market securities may be even more susceptible to political or economic developments than those in more developed countries. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Some emerging market countries may have little to no accounting or financial reporting standards. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. There may be little to no supervision and regulation in some emerging market countries.

INTERNATIONAL EQUITY FUND

     The International Equity Fund invests primarily in common stocks of foreign companies. Investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.

DIFFERENCES: Because the Emerging Markets Equity Fund invests primarily in emerging foreign markets, the Fund's investments may be more volatile than the International Equity Fund's investments in developed foreign markets. Diplomatic, political or economic developments in a foreign country may cause investments in that country to lose money. These developments may occur more frequently in emerging market countries. Emerging market securities may be even more susceptible to political or economic developments than those in more developed countries.


                   INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

     The Reorganization Agreement provides that all of the assets and stated liabilities of the Transferring Funds will be transferred to the Acquiring Funds at the Effective Time of the Reorganization. In exchange for the transfer of these assets, the Acquiring Funds will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares of the Acquiring Funds to the Transferring Funds equal in value to the net asset value of the Transferring Funds immediately prior to the Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for Acquiring Funds shares, the Transferring Funds will distribute, in complete liquidation, PRO RATA to their shareholders of record all the shares of the Acquiring Funds so received. Shareholders of the Transferring Funds owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding Acquiring Funds with the same aggregate value as the shareholder had in the Transferring Funds immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Transferring Funds' shareholders on the share records of Acquiring Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Funds due to the shareholders of the Transferring Funds. The Acquiring Funds do not issue share certificates to shareholders. Shares of the Acquiring Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Transferring Funds' shareholders. The Transferring Funds' legal existence will then be terminated.

     The Reorganization Agreement provides for the Reorganization to occur on December 13, 1999 (the "Effective Time").

     The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to each party. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Reorganization Agreement by Transferring Fund Shareholders, (ii) the receipt by the Transferring Funds and the Acquiring Funds of a tax opinion to the effect that the Reorganization will be tax-free to the Transferring Funds and the Acquiring Funds and their shareholders, and (iii) receipt by the Transferring Fund and the Acquiring Fund of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated and abandoned with respect to the Acquiring Funds and/or the Transferring Funds, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Reorganization Agreement inadvisable.

     COSTS OF REORGANIZATION. Unless otherwise provided, the Reorganization expenses will be borne by SunTrust or its subsidiaries. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by each of the Transferring and Acquiring Funds; and (f) solicitation costs of the transaction.

     FEDERAL INCOME TAXES. The combination of the Transferring Funds and the Acquiring Funds in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Transferring Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Funds shares received will be the same as the basis of the Transferring Funds shares exchanged; and the holding period of the Acquiring Funds shares received will include the holding period of the Transferring Funds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Transferring Funds to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

     CAPITALIZATION. The following table sets forth as of May 31, 1999 (i) the capitalization of each Acquiring Fund; (ii) the capitalization of each Transferring Fund; and (iii) the pro forma combined capitalization of the Funds assuming the Reorganization has been approved.

------------------------------------------------------------------------------------------------------------------------
FUND                                            NET ASSETS      NET ASSET VALUE PER SHARE     SHARES OUTSTANDING (000)
                                                (000)
------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund
Trust Shares                                     $197,215               $11.09                        17,784
Investor Shares                                  $ 16,949               $10.76                         1,575
Flex Shares                                      $  4,395               $10.65                           416
Total                                            $218,559                                             19,775
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund
Trust Shares                                     $152,413               $14.57                        10,464
Investor Shares                                       N/A                  N/A                           N/A
Flex Shares                                      $  4,841               $17.40                           425
Total                                            $157,254                                             10,889

------------------------------------------------------------------------------------------------------------------------
PRO FORMA Small Cap Growth Stock Fund
Trust Shares                                     $349,628               $14.57                        24,018
Investor Shares                                  $ 16,949               $10.00                         1,695
Flex Shares                                      $  9,236               $17.40                           730
Total                                            $375,813                                             26,443
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund
Trust Shares                                     $ 26,751               $ 8.12                         3,294
Total                                            $ 26,751                                              3,294
------------------------------------------------------------------------------------------------------------------------
International Equity Fund
Trust Shares                                     $573,255               $12.97                        44,211
Total                                            $573,255*              $12.97                        44,211+
------------------------------------------------------------------------------------------------------------------------
PRO FORMA International Equity Fund
Trust Shares                                     $600,006               $12.97                        46,274
Total                                            $600,006*              $12.97                        46,274+
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

* Totals do not include $14,145 for Investor Shares and $17,103 for Flex Shares, classes of the Fund which are not involved in the Reorganization.

+ Totals do not include $1,095 for Investor Shares and $1,357 for Flex Shares, classes of the Fund which are not involved in the Reorganization.


                         REASONS FOR THE REORGANIZATION

     At meetings held on May 18, 1999 and August 17, 1999, the Board of Trustees of the Funds reviewed the proposed Reorganization. They received detailed information, including materials describing the Reorganization in terms of relative net assets, current and pro forma expenses, performance and comparative investment objectives, and policies and restrictions.

     After thorough consideration, the Board approved submission of the proposed Reorganization to Shareholders, concluding that participation in the Reorganization is in the best interests of the Transferring and Acquiring Funds and that the interests of existing Shareholders of the Transferring and Acquiring Funds will not be diluted as a result of the Reorganization.

     In particular, the Board reached the following conclusions:

THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Board approved the terms of the Reorganization Agreement, and in particular, requirements that the transfer of assets in exchange for shares of the Acquiring Funds will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization. The Board also noted that the Reorganization would be submitted to the Transferring Funds' Shareholders.

LACK OF DILUTION TO SHAREHOLDER INTEREST. The Board noted that neither the Transferring nor the Acquiring Funds would not bear any expenses in connection with the Reorganization.

RELATIVE EXPENSE RATIOS. The Board carefully reviewed information regarding comparative expense ratios (respective current and pro forma expense ratios are set forth in the "Fees and Expenses" section, above). The Board concluded that expense ratios will generally be comparable.

THE COMPARATIVE PERFORMANCE RECORDS. The Board reviewed detailed comparative performance information, taking into account performance over both the short-term and the longer term. The Board determined that the performance of the Small Cap Growth Stock Fund was superior to the performance of the Sunbelt Equity Fund. The Board also determined that the performance of the Emerging Markets Equity Fund and the International Equity Fund is generally comparable.

COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Board concluded that the investment objectives, policies and restrictions of the respective Funds are substantially identical. With respect to each Fund's policies, the Board determined that, although their were some substantial differences between the Transferring and Acquiring Funds, each Transferring Fund's investment policies was compatible with its respective Acquiring Fund. In particular, the Small Cap Growth Stock Fund can and does invest in securities of issuers located in the southern states, just as the Sunbelt Equity Fund can and does invest in securities of companies with capitalizations of under $3 billion. Similarly, even though the International Equity Fund primarily invests in companies located in developed countries, it can and does invest in emerging markets.

THE EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISERS. The Board noted that Trusco and STI Capital will remain as investment advisers to the Acquiring Funds.

ASSUMPTION OF LIABILITIES. The Board took note of the fact that, under the Reorganization Agreement, the Acquiring Funds expect to acquire substantially all of the liabilities of the Transferring Funds, other than those for which specific reserves have been set aside.

TAX CONSEQUENCES. The Board concluded that the Reorganization is expected to be free from federal income taxes.

SHAREHOLDER LIABILITIES AND RIGHTS. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.


                               SHAREHOLDER RIGHTS

THE FUNDS

     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 36 separate investment series, some of which offer up to three of five different classes of shares, Trust Shares, Investor Shares, Flex Shares, Corporate Trust Shares and Institutional Shares (the Funds participating in the Reorganization do not offer Corporate Trust Shares and Institutional Shares). The five classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the Funds' prospectuses. The shares of each Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Trust's Declaration of Trust provides that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The Funds' affairs are supervised by the Trustees under the laws governing business trusts in the state of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

     The foregoing is only a summary of certain rights of shareholders of the Funds under the Declaration of Trust and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                           INFORMATION ABOUT THE FUNDS

     Information concerning the operation and management of the Funds is incorporated herein by reference to the current prospectuses relating to the Funds dated October 1, 1999, which are incorporated by reference herein solely with respect to those participating Funds and copies of which accompany this Proxy Statement/Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated October 1, 1999, which is available upon request and without charge by calling 1-800-874-4770. The Statement of Additional Information has been filed with the SEC.

     The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549.

     INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the Funds pursuant to advisory agreements with the Funds. Future growth of the Acquiring Fund can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

     FINANCIAL STATEMENTS. The financial statements of the Funds contained in the Funds' annual report to shareholders for the fiscal year ended May 31, 1999 have been audited by Arthur Andersen, LLP, its independent accountants. These financial statements, as well as pro forma financial statements reflecting the Acquiring Funds after the Reorganization, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the Funds, and not to any other funds that are part of the Trust and described therein. The Funds will furnish, without charge, a copy of their most recent Semi-Annual Report succeeding their Annual Report, if any, on request. Requests should be directed to SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-874-4770.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.


                                 VOTING MATTERS

     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Transferring Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne directly or indirectly, by SunTrust.

     VOTING RIGHTS AND REQUIRED VOTE. Each share, or fraction thereof, of a Transferring Fund is entitled to one vote, or fraction thereof. Approval of the Reorganization Agreement requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization will be voted upon by the shareholders of the Transferring Funds.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. It is not anticipated that any matters other than the adoption of the Reorganization Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "NO" vote for purposes of obtaining the requisite approval of the Reorganization Agreement.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by SunTrust.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Transferring Funds at the close of business on October 11, 1999 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date the following shares were outstanding and entitled to vote:

----------------------------------------------------------------------------------------
SUNBELT EQUITY FUND                               OUTSTANDING SHARES
----------------------------------------------------------------------------------------
Trust Shares ...................................  10,230,944.240
----------------------------------------------------------------------------------------
Investor Shares ................................   1,285,015.399
----------------------------------------------------------------------------------------
Flex Shares ....................................     319,373.450
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND                      OUTSTANDING SHARES
----------------------------------------------------------------------------------------
Trust Shares ...................................   2,639,149.276
----------------------------------------------------------------------------------------




SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     TRANSFERRING FUNDS. As of the Record Date, the officers and Trustees of the Transferring Funds, as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex shares of the Transferring Funds. As of the Record Date, to the best of the knowledge of the Transferring Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the Transferring Funds:

--------------------------------------------------------------------------------------------------------------------
                                                                                    PERCENTAGE      TYPE OF
NAME AND ADDRESS                             FUND/CLASS                             OWNERSHIP       OWNERSHIP
--------------------------------------------------------------------------------------------------------------------
Crawford & Company Re Tr c/o Trustman        Sunbelt Equity/Trust                   12.607%         *
STI Trust & Investment Operations Inc
P.O. Box 105504 Center 3145
Atlanta, GA 30348
--------------------------------------------------------------------------------------------------------------------
Rex Miller TTEE                              Sunbelt Equity Fund/Flex                9.30%          *
Nale Inc. 401K
P.O. Box 2410
Kennesaw, GA 30144-9106
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                    PERCENTAGE      TYPE OF
NAME AND ADDRESS                             FUND/CLASS                             OWNERSHIP       OWNERSHIP
--------------------------------------------------------------------------------------------------------------------
Arthur V Davis Foundation PF c/o Fabco       Emerging Markets Equity Fund/Trust     14.537%         *
STI Trust & Investment Operations Inc
P.O. Box 105504 Center 3145
Atlanta, GA 30348
--------------------------------------------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     ACQUIRING FUNDS. As of the Record Date, the officers and Trustees of the Acquiring Funds, as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex Shares of the Acquiring Funds. As of the Record Date, to the best of the knowledge of the Acquiring Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the Acquiring Funds:

--------------------------------------------------------------------------------------------------------------------
                                                                                    PERCENTAGE      TYPE OF
NAME AND ADDRESS                             FUND/CLASS                             OWNERSHIP       OWNERSHIP
--------------------------------------------------------------------------------------------------------------------
SunTrust Pension Small Cap Growth c/o        Small Cap Growth Fund/Trust            15.426%         *
Trustman
STI Trust & Investment Operations Inc
P.O. Box 105504 Center 3145
Atlanta, GA 30348
-------------------------------------------- -------------------------------------- --------------- ----------------
Crestar Retirement Small Cap Growth c/o      Small Cap Growth Fund/Trust            7.358%          *
Trustman
STI Trust & Investment Operations Inc
P.O. Box 105504 Center 3145
Atlanta, GA 30348
-------------------------------------------- -------------------------------------- --------------- ----------------
STI 401K-Small Cap Growth c/o Trustman       401K-Small Cap Growth/Trust            11.825%         *
STI Trust & Investment Operations Inc
P.O. Box 105504 Center 3145
Atlanta, GA 30348
-------------------------------------------- -------------------------------------- --------------- ----------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust or the Advisers at an estimated cost of approximately $5,400. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by SunTrust. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

     The Board of Trustees know of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-874-4770.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, THE INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                           FORM OF AGREEMENT AND PLAN
                                OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION is dated as of November 1, 1999 (the "Agreement"), by and between the STI Classic Funds (the "Trust") on behalf of its Sunbelt Equity Fund and Emerging Markets Equity Fund (the "Transferring Funds"), and the Trust on behalf of its Small Cap Growth Stock Fund and International Equity Fund (the "Acquiring Funds"), respectively.

     WHEREAS, the Trust was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 15, 1992, as amended and restated;

     WHEREAS, the Trust is an open-end management investment company registered under the 1940 Act and the Reorganizing and Transferring Funds are duly organized and validly existing series of the Trust;

     NOW, THEREFORE, the parties hereto agree to effect (i) the transfer of all of the assets of each Transferring Fund solely in exchange for (a) the assumption by its corresponding Acquiring Fund of certain stated liabilities of such Transferring Fund and (b) beneficial shares of such Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of such Acquiring Fund to the holders of beneficial shares of the Transferring Fund on the terms and conditions hereinafter set forth in liquidation of such Transferring Fund (the "Reorganization"). The beneficial shares of each Acquiring Fund that are given in exchange for the assets of its corresponding Transferring Fund are referred to hereinafter as the "Acquiring Fund Shares," and the beneficial shares of each Transferring Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Transferring Fund Shares." The parties hereto covenant and agree as follows:

     1. PLAN OF REORGANIZATION. At the Effective Time, each Transferring Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign certain stated liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to its corresponding Acquiring Fund and the Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Transferring Fund, in exchange for delivery to the Transferring Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Transferring Fund Shares of the Transferring Fund outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Transferring Fund, as set forth in a statement of assets and liabilities shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Transferring Fund, to the extent that they exist at or after the Effective Time and are stated in a statement of assets and liabilities, shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

     2. TRANSFER OF ASSETS. The assets of each Transferring Fund to be transferred to its corresponding Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of such Transferring Fund and other property owned by such Transferring Fund at the Effective Time.

     3. REORGANIZATION OF THE TRANSFERRING FUND. At the Effective Time, each Transferring Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Transferring Fund will be distributed to the shareholders of record of the Transferring Fund as of the Effective Time in exchange for Transferring Fund Shares and in complete liquidation of the Transferring Fund. Each shareholder of the Transferring Fund will receive a number of Acquiring Fund Shares equal in value to the Transferring Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Transferring Fund and representing the respective number of Acquiring Fund Shares due such shareholder. As soon as practicable after the Effective Time, but not later than December 13, 1999, the Trust shall take all steps as shall be necessary and proper to effect a complete termination of the Transferring Fund.

     4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its corresponding Transferring Fund as follows:

     (a) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

     (b) LIABILITIES. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's statement of assets and liabilities, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Transferring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

     (c) LITIGATION. Except as previously disclosed to the Transferring Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect any of the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the reorganization contemplated hereby.

     (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     5. REPRESENTATIONS AND WARRANTIES OF THE TRANSFERRING FUNDS. Each Transferring Fund represents and warrants to its corresponding Acquiring Fund as follows:

     (a) MARKETABLE TITLE TO ASSETS. The Transferring Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     (b) LIABILITIES. There are no liabilities of the Transferring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferring Fund's Statement of Assets and Liabilities, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Transferring Fund.

     (c) LITIGATION. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferring Fund, threatened which would materially adversely affect the Transferring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the reorganization contemplated hereby.

     (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Transferring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Transferring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     6. CONDITION PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS. All representations and warranties of the Transferring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the reorganization contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     7. CONDITION PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUNDS. All representations and warranties of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the reorganization contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUNDS AND THE ACQUIRING FUNDS. The obligations of the Transferring Funds and the Acquiring Funds to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

     (a) Such authority from the Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the reorganization contemplated by this Agreement shall have been received.

     (b) The Registration Statement on Form N-1A of the Acquiring Funds shall be effective under the Securities Act of 1933 (the "1933 Act"), and, to the best knowledge of the Acquiring Funds, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (c) The Acquiring Funds have filed all documents and paid all fees required to permit their shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

     (d) Each Transferring Fund and Acquiring Fund shall have received on or before the Effective Time an opinion of counsel satisfactory to the Transferring Fund and the Acquiring Fund substantially to the effect that the Reorganization, as a tax-free reorganization within the meaning of
     Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), will have the following federal income tax consequences for Transferring Fund shareholders, each Transferring Fund, and its corresponding Acquiring Fund:

     1. No gain or loss will be recognized by the Transferring Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Transferring Fund's stated liabilities;

     2. No gain or loss will be recognized by the Acquiring Fund on its receipt of the Transferring Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Transferring Fund's liabilities;

     3. The basis of the Transferring Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Transferring Fund's hands immediately before the Reorganization;

     4. The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Transferring Fund will include the holding period of those assets in the Transferring Fund's hands immediately before the Reorganization;

     5. No gain or loss will be recognized by the Transferring Fund on the distribution of Acquiring Fund Shares to the Transferring Fund's shareholders in exchange for Transferring Fund Shares;

     6. No gain or loss will be recognized by the Transferring Fund's shareholders as a result of the Transferring Fund's distribution of Acquiring Fund Shares to the Transferring Fund's shareholders in exchange for the Transferring Fund's shareholders' Transferring Fund Shares;

     7. The basis of the Acquiring Fund Shares received by the Transferring Fund's shareholders will be the same as the adjusted basis of that Transferring Fund's shareholders' Transferring Fund Shares surrendered in exchange therefor; and

     8. The holding period of the Acquiring Fund Shares received by the Transferring Fund's shareholders will include the Transferring Fund's shareholders' holding period for the Transferring Fund's shareholders' Transferring Fund Shares surrendered in exchange therefor, provided that said Transferring Fund Shares were held as capital assets on the date of the Reorganization.

     (e) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of the Transferring Funds entitled to vote at an annual or special meeting.

     (f) The Board of Trustees of the Trust, at a meeting duly called for such purpose, shall have authorized the issuance by each Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of its corresponding Transferring Fund pursuant to the terms and provisions of this Agreement.

     9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Transferring Funds' assets for corresponding Acquiring Fund Shares shall be effective as of the close of business on December 13, 1999, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

     10. TERMINATION. This Agreement and the reorganization contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Transferring Fund, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Agreement inadvisable.

     11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; PROVIDED, THAT no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Transferring Funds' shareholders under this Agreement to the detriment of the Transferring Funds' shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party's shareholders).

     12. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13.  FEES AND EXPENSES.

     (a) Each Acquiring Fund and corresponding Transferring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the reorganization provided for herein.

     (b) Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement incurred by each Fund will be borne by SunTrust Banks, Inc. Such expenses include, without limitation,
     (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Prospectus/Proxy Statement on Form N-14 under the 1933 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Transferring Funds' shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

     14.  HEADINGS, COUNTERPARTS, ASSIGNMENT.

     (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (other than the parties hereto and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

     15. ENTIRE AGREEMENT. Each Acquiring Fund and Transferring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the reorganization contemplated hereunder.

     16. FURTHER ASSURANCES. Each Acquiring Fund and Transferring Fund shall take such further action as may be necessary or desirable and proper to consummate the reorganization contemplated hereby.

     17. BINDING NATURE OF AGREEMENT. As provided in the Trust's Declaration of Trust, as amended and supplemented to date, this Agreement was executed by the undersigned officers of the Trust, on behalf of the Acquiring Funds and the Transferring Funds, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the Trust. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.

                                           STI CLASSIC FUNDS,
                                           on behalf of its series,
                                           SUNBELT EQUITY FUND, and
                                           EMERGING MARKETS EQUITY FUND


                                           By /s/ Kevin P. Robins
                                              --------------------
                                           Name: Kevin P. Robins
                                           Title: Vice President


                                           STI CLASSIC FUNDS,
                                           on behalf of its series,
                                           SMALL CAP GROWTH STOCK FUND, and
                                           INTERNATIONAL EQUITY FUND


                                           By /s/ Kevin P. Robins
                                              --------------------
                                           Name: Kevin P. Robins
                                           Title: Vice President

              STATEMENT OF ADDITIONAL INFORMATION STI CLASSIC FUNDS
                                 2 OLIVER STREET
                                BOSTON, MA 02109
                                 1-800-874-4770

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated November 10, 1999 for the Special Meeting of Shareholders of the STI Classic Funds' (the "Trust") Sunbelt Equity Fund and Emerging Markets Equity Fund (the "Transferring Funds"), to be held on December 10, 1999. Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling at 1-800-874-4770. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

     Further information about the Transferring Funds and the Trust's Small Cap Growth Stock Fund and International Equity Fund (the "Acquiring Funds" and, together with the Transferring Funds, the "Funds") is contained in and incorporated by reference to the Funds' Statement of Additional Information dated October 1, 1999, a copy of which is included herewith. The audited financial statements and related independent accountant's report for the Funds contained in the Annual Report dated May 31, 1999 is hereby incorporated herein by reference insofar as they relate to the Funds. No other parts of the Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is November 10, 1999.

                                  EXHIBIT B

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                     STI CLASSIC INTERNATIONAL EQUITY FUND

The STI Classic International Equity Fund ("The Fund") invests in equity securities of foreign issuers and seeks to provide long term capital appreciation. We strive to obtain investment results that outperform the international markets and the average international mutual funds. The Fund focuses on sector and company fundamentals specifically looking for companies that exhibit top managements, quality products and sound financial positions. Our goal is to find companies that fit the above criteria but are still selling at a discount to their global peers.

The Fund's performance for the year June 1998 to May 1999 was -7.43% (Trust Shares) vs. MSCI EAFE of 4.36%.

Over the past year, many changes have occurred. Eleven western european countries combined currencies to create one common currency, the Euro, Asia has rallied off its bottom, and many markets have seen +50% returns. Brazil and Latin America experienced a collapse, only to quickly rebound after Brazil depegged its currency from the dollar. Japan has also rebounded off its lows due to economic stimulus packages and positive news flow, though earnings are still lagging. Recent concern over increasing growth has caused economic over-heating concerns across the European community where the Fund maintains its largest weighting. Many of the cyclical and commodity oriented companies have rallied on the back of the expectation of strong growth and inflation. While we do have exposure to these sectors, we do not believe this outperformance will continue. Financial companies have been the hardest hit as interest rate concerns have been a heavy burden on bond prices and fears of slower growth have tempered the performance of insurance companies and banks. This weakness has provided opportunities as we believe the markets have over-corrected for such fears.

The Fund added some Brazilian and Mexican equities in February including Tele Norte, a fixed line telephone operator in Brazil and Telefonos de Mexico, Mexico's dominant phone company. These investments have experienced tremendous strength since their addition. We continue to monitor Latin America and Asia for value opportunities.

Concerning the future outlook for international markets, we continue to see value across Europe and expect to remain overweighted here. Japan has rallied on hopes, not fundamentals, and we remain underweighted. We have added names in Japan such as Takefuji, a consumer finance company and FamilyMart, Japan's second largest convenient store operator. While we see some fundamentals turning in Japan, the changes are company specific. In our opinion, the macro picture remains mired in high unemployment, overvalued assets, and zero growth.






                                       /s/ Ned Dau

                                       Ned Dau
                                       Managing Director

TRUST SHARES

          -------------------------------------------------------------
                           Annualized     Annualized     Cumulative
             One Year        3 Year       Inception       Inception
              Return         Return        to Date         to Date
          -------------------------------------------------------------
              -7.43%         11.62%         14.12%         58.55%
          -------------------------------------------------------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                    International
                    Equity Fund,               MSCI EAFE
                    Trust Shares             Index, in U.S.$
        1/31/95        10,000                    10,000
        5/31/95        11,637                    10,862
        5/31/96        15,179                    12,021
        5/31/97        18,714                    12,928
        5/31/98        22,807                    14,365
        5/31/99        21,112                    14,991



INVESTOR SHARES

          -------------------------------------------------------------
                           Annualized     Annualized     Cumulative
             One Year        3 Year       Inception       Inception
              Return         Return        to Date         to Date
          -------------------------------------------------------------
              -7.82%         11.19%         12.62%         49.85%        Without load
             -11.27%          9.79%         11.36%         44.18%        With load
          -------------------------------------------------------------

                       COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                    International
                    Equity Fund,               MSCI EAFE
                   Investor Shares           Index, in U.S.$
        1/31/95         9,625                    10,000
        5/31/95        11,201                    10,862
        5/31/96        14,585                    12,021
        5/31/97        17,918                    12,928
        5/31/98        21,750                    14,365
        5/31/99        20,049                    14,991



FLEX SHARES

          -------------------------------------------------------------
                           Annualized     Annualized     Cumulative
             One Year        3 Year       Inception       Inception
              Return         Return        to Date         to Date
          -------------------------------------------------------------
              -8.48%         10.40%         11.89%         46.56%        Without load
          -------------------------------------------------------------
             -10.19%       With load
          --------------

                       COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                    International
                    Equity Fund,               MSCI EAFE
                     Flex Shares             Index, in U.S.$
        1/31/95        10,000                    10,000
        5/31/95        11,637                    10,862
        5/31/96        15,139                    12,021
        5/31/97        18,467                    12,928
        5/31/98        22,260                    14,365
        5/31/99        20,372                    14,991


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                    STI CLASSIC SMALL CAP GROWTH STOCK FUND

The objective of the STI Classic Small Cap Growth Stock Fund (the "Fund") is to provide long-term capital appreciation by investing in smaller companies, domiciled primarily in the U.S., with market capitalizations ranging from $50 million to $3 billion. The philosophy of the Fund is that a portfolio of small capitalization companies with positive earnings characteristics and reasonable valuation will provide superior returns over time.

The Fund invests in stocks of companies that are currently demonstrating strong earnings trends, characterized by solid historical earnings growth, high earnings and sales growth momentum, and positive earnings estimate revisions and earnings surprises. However, we try not to pay huge premiums for these companies. Consequently, we identify those companies that are reasonably valued relative to their earnings trends and relative to our universe of companies. In addition, we look for companies that have a history of generating high returns on invested capital and/or are demonstrating improving returns.

The investment process of the Fund features a two-tiered strategy that includes a quantitative methodology to identify those companies with the best combination of the aforementioned characteristics and a qualitative overlay that involves basic fundamental analysis of each company. Our investment team looks at each company to understand the company's basic business model and competitive environment surrounding the company. In addition, we dig into the financials of each company, analyzing the income statement and balance sheet in order to identify any accounting irregularities, understand the capital structure of the company, how the company has grown in the past, and how it intends to fund its growth in the future.

The Fund features a very disciplined approach for both the buying and selling of stocks. Furthermore, we exercise portfolio management techniques that are geared toward risk aversion, unlike most other aggressive small cap growth portfolios. The Fund equal-weights the portfolio among the top 15% to 20% of stocks in our investment universe (approximately 150-160 companies). Thus, we maintain a very diversified portfolio taking on very little company specific risk. In addition, we maintain controlled sector weightings to keep the portfolio from becoming over-concentrated in one particular economic sector.

We are confident that our process will provide excellent risk-adjusted returns over time relative to the S&P Small Cap 600 Index and relative to other small cap mutual funds. We are very pleased with the Fund's results since inception on October 8, 1998 and feel very comfortable with how the portfolio is currently positioned. Since late March 1999, the broadening of the market has brought about a resurgence in small cap stock returns. Should this trend continue, this will be an excellent year for the STI Classic Small Cap Growth Stock Fund.






                                       /s/ Mark D. Garfinkel

                                       Mark D. Garfinkel, CFA
                                       Vice President and Portfolio Manager

TRUST SHARES*

       --------------
         Cumulative
         Inception
          to Date
       --------------
          45.70%
       --------------

                        COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                  Small Cap Growth
                     Stock Fund,             S&P Small Cap
                    Trust Shares               600 Index
       10/31/98        10,000                    10,000
        5/31/99        12,070                    11,168

FLEX SHARES*

       --------------
         Cumulative
         Inception
          to Date
       --------------
          44.78%       Without load
       --------------
          42.78%       With load
       --------------

                       COMPARISON OF CHANGE IN THE VALUE
                             OF A $10,000 INVESTMENT

                     STI Classic
                  Small Cap Growth
                     Stock Fund,             S&P Small Cap
                     Flex Shares               600 Index
       10/31/98        10,000                    10,000
        5/31/99        11,764                    11,168


*Commenced operations on October 8, 1998.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

               Introduction to Pro Forma Combining Statements

                                 May 31, 1999


The accompanying unaudited Pro Forma Combining Statements of Assets and Liabilities, Pro Forma Combining Statements of Operations and Pro Forma Combining Schedules of Investments reflect the accounts of the Emerging Markets Equity Fund and Sunbelt Equity Fund (the "Transferring Funds") and the International Equity Fund and Small Cap Growth Stock Fund (the "Acquiring Funds").

These statements have been derived from the underlying accounting records of the Transferring Funds and Acquiring Funds that were used in calculating net assets for the twelve-month period ended May 31, 1999. The Pro Forma Combining Statements of Operations have been prepared based upon the fee and expense structure of the Transferring Funds.

Under the proposed merger agreement and plan of reorganization, all outstanding shares of the Transferring Funds will be issued in exchange for shares of the Acquiring Funds.

qtag    cusip           desc                                                      shares                    market_val
Q1                      STI Classic Sunbelt Equity Fund                                 73                214,585,728
Q2                      Schedule of Portfolio Investments
Q3                      May 31, 1999 (Unaudited)
R3                      ---------------------------------------------------------------------            ------------
C3                                                                                Shares (000)             Value (000)
R3                      ---------------------------------------------------------------------            ------------
H1                      Common Stocks--98.0%
H2                      Capital Goods--12.0%
D1      043127109       Artesyn Technologies*                                      122,296                      2,584
D1      095177101       Blount International                                       133,355                      3,717
D1      488035106       Kellstrom Industries*                                      169,924                      3,080
D1      577914104       Maverick Tube*                                             175,995                      2,277
D1      600551105       Miller Industries*                                         435,896                      2,098
D1      637657107       National Service Industries                                 41,874                      1,541
D1      696639103       Palm Harbor Homes*                                         150,106                      3,227
D1      817265101       Sensormatic Electronics*                                   104,358                      1,396
D1      89674L101       Tristar Aerospace*                                          80,923                        749
D1      90467L100       UNIFAB International*                                      331,835                      3,422
D1      942622200       Watsco                                                     106,090                      2,049
R1                                                                                                       ------------
T2                      Total Capital Goods                                                                    26,140
R1                                                                                                       ------------
H2                      Communication Services--3.7%
D1      020039103       Alltel                                                      40,176                      2,880
D1      55268B106       MCI WorldCom*                                               39,356                      3,399
D1      868365107       Superior TeleCom*                                           58,516                      1,734
R1                                                                                                       ------------
T2                      Total Communication Services                                                            8,013
R1                                                                                                       ------------
H2                      Consumer Cyclicals--17.8%
D1      001296102       AHL Services*                                              118,826                      3,149
D1      154785109       Central Parking                                             40,931                      1,330
D1      172737108       Circuit City                                                58,725                      4,217
D1      256669102       Dollar General                                              75,488                      2,005
D1      307000109       Family Dollar Stores                                       124,318                      2,774
D1      548661107       Lowe's Companies                                            63,365                      3,291
D1      607830106       Modis Professional Services*                               189,582                      2,796
D1      670823103       O'Charleys*                                                157,453                      2,057
D1      720279108       Pier 1 Imports                                             156,478                      1,731
D1      731108106       Policy Management Systems*                                  66,492                      2,419
D1      74835F102       Quest Education*                                           211,639                      2,381
D1      753820109       Rare Hospitality International*                             77,431                      1,781
D1      875382103       Tandy                                                       64,310                      5,306
D1      892356106       Tractor Supply*                                             44,927                      1,337
D1      89531P105       Trex*                                                       48,519                      1,064
D1      918204108       V.F.                                                        27,688                      1,274
R1                                                                                                       ------------
T2                      Total Consumer Cyclicals                                                               38,912
R1                                                                                                       ------------
H2                      Consumer Staples--6.1%
D1      343496105       Flowers Industries                                         108,415                      2,412
D1      689899102       Outback Steakhouse*                                        113,665                      4,078
D1      835451105       Sonic*                                                     247,259                      6,807
R1                                                                                                       ------------
T2                      Total Consumer Staples                                                                 13,297
R1                                                                                                       ------------
H2                      Energy--18.4%
D1      032511107       Anadarko Petroleum                                         117,354                      4,401
D1      055482103       BJ Services*                                               179,297                      4,942
D1      N22717107       Core Laboratories N.V.*                                    245,141                      3,830
D1      25271C102       Diamond Offshore Drilling                                  128,263                      3,495
D1      379336100       Global Industries*                                         662,783                      7,373
D1      670509108       Nuevo Energy*                                              140,422                      2,141
D1      675232102       Oceaneering International*                                 111,937                      1,728
D1      861642106       Stone Energy*                                              185,441                      6,989
D1      893817106       Transocean Offshore                                        124,176                      3,058
D1      981475106       World Fuel Services                                        174,223                      2,254
R1                                                                                                       ------------
T2                      Total Energy                                                                           40,211



R1                                                                                                       ------------
H2                      Financials--15.9%
D1      14040H105       Capital One Financial                                       26,774                      4,035
D1      124875105       CCB Financial                                               60,942                      3,287
D1      229899109       Cullen/Frost Bankers                                        26,492                      1,490
D1      304231301       Fairfield Communities*                                     565,607                      8,979
D1      337162101       First Tennessee National                                    58,712                      2,418
D1      669784100       Nova*                                                      272,816                      6,070
D1      743168106       Profit Recovery Group International*                       146,974                      5,410
D1      882673106       Texas Regional Bancshares, Cl A                             42,200                      1,145
D1      895925105       Triad Guaranty*                                            129,583                      1,976
R1                                                                                                       ------------
T2                      Total Financials                                                                       34,810
R1                                                                                                       ------------
H2                      Health Care--3.1%
D1      228903100       Cryolife*                                                  274,510                      3,397
D1      68750P103       Orthodontic Centers of America*                             66,962                        808
D1      761648104       Rexall Sundown*                                            145,521                      2,483
R1                                                                                                       ------------
T2                      Total Health Care                                                                       6,688
R1                                                                                                       ------------
H2                      Technology--17.7%
D1      005125109       Acxiom*                                                    155,822                      4,207
D1      08160H101       Benchmark Electronics*                                     214,785                      6,444
D1      232522102       Cybex Computer Products*                                   127,104                      2,884
D1      238124101       Datastream Systems*                                        188,213                      2,282
D1      247025109       Dell Computer*                                              65,224                      2,246
D1      635621105       National Data                                               48,242                      2,270
D1      636518102       National Instruments*                                       29,351                      1,117
D1      78388N107       SCB Computer Technology*                                   795,788                      5,123
D1      808655104       Scientific-Atlanta                                          65,225                      2,303
D1      859205106       Sterling Commerce*                                          33,867                      1,317
D1      859547101       Sterling Software*                                          53,374                      1,298
D1      871237103       Sykes Enterprises*                                         160,921                      5,009
D1      882508104       Texas Instruments                                           20,939                      2,290
R1                                                                                                       ------------
T2                      Total Technology                                                                       38,790
R1                                                                                                       ------------
H2                      Transportation--3.4%
D1      22284P105       Covenant Transportation, Cl A*                             114,180                      1,370
D1      445658107       Hunt J B Transportation Services                            93,873                      1,584
D1      907818108       Union Pacific                                               48,129                      2,746
D1      902925106       USA Truck*                                                 186,915                      1,706
R1                                                                                                       ------------
T2                      Total Transportation                                                                    7,406
R1                                                                                                       ------------
T1                      Total Common Stocks (Cost $166,276)                                                   214,267
R1                                                                                                       ------------
R3                      ---------------------------------------------------------------------            ------------
C8                                                                           Face Amount (000)             Value (000)
R3                      ---------------------------------------------------------------------            ------------
H1                      Repurchase Agreements--0.1%
D2      4090REPOK       Deutsche Bank 4.78%, dated 05/28/99, matures 06/01/99,         319                        319
                        repurchase price $319,543 (collateralized by various U.S.
                        Treasury obligations: total market value $326,219)
R1                                                                                                       ------------
T1                      Total Repurchase Agreements (Cost $319)                                                   319
R1                                                                                                       ------------
G1                      Total Investments--98.1%  (Cost $166,595)                                             214,586
R1                                                                                                       ------------
O1                      Other Assets and Liabilities, Net--1.9%                                                 3,973
R1                                                                                                       ------------
N1                      Total Net Assets--100.0%                                                              218,559
R2                                                                                                       ------------
                                                                                                         ------------
R4                      ---------------------------------------------------------------------            ------------

qtag    cusip           desc                                                    Coupon     mat_date   shares           market_val
Q1                      STI  Classic Small Cap Growth Stock Fund                    3.000                      206       162,651,449
Q2                      Schedule of Portfolio Investments
Q3                      May 31, 1999 (Unaudited)

R3                      ------------------------------------------------------ ---------- ---------- ----------------- -------------
C3                                                                                                    Shares (000)     Value (000)
R3                      ------------------------------------------------------ ---------- ---------- ----------------- -------------
H1                      Common Stocks--99.5%
H2                      Basic Materials--6.9%
D1      020753109       Alpha Industries*                                                                   23,001              801
D1      046224101       Astec Industries*                                                                   23,660              884
D1      077347201       Bel Fuse, Cl A*                                                                     25,800              851
D1      097383103       Boise Cascade                                                                       37,000            1,466
D1      15231R109       Centex Construction Products                                                        23,020              826
D1      341140101       Florida Rock Industries                                                             10,000              399
D1      387328107       Granite Construction                                                                24,000              673
D1      469814107       Jacobs Engineering Group*                                                           10,300              383
D1      501921100       LTV                                                                                 45,000              276
D1      628852105       NCI Building Systems*                                                               47,570            1,201
D1      834376105       Solutia                                                                             35,000              785
D1      86074Q102       Stillwater Mining*                                                                  36,500            1,166
D1      902974104       US Liquids*                                                                         20,900              376
D1      902948108       U.S. Plastic Lumber*                                                                90,000              816
R1                                                                                                                     ------------
T2                      Total Basic Materials                                                                                10,903
R1                                                                                                                     ------------
H2                      Capital Goods--15.1%
D1      000950105       AFC Cable Systems*                                                                  37,085            1,275
D1      030506109       American Woodmark                                                                   18,000              664
D1      032744104       Anaren Microwave*                                                                   38,400              823
D1      054350103       Avondale Industries*                                                                20,000              730
D1      099724106       Borg-Warner Automotive                                                              13,000              721
D1      109043109       Briggs & Stratton                                                                   11,800              737
D1      206186108       Concord Communications*                                                             21,000              934
D1      220406102       Corsair Communications*                                                             20,000               91
D1      224399105       Crane                                                                               15,000              451
D1      233233105       DM Management*                                                                      25,000              403
D1      267475101       Dycom Industry*                                                                     29,475            1,422
D1      284443108       Elcor                                                                               19,130              772
D1      371933102       Genesis Microchip*                                                                  58,100            1,053
D1      461142101       Intervoice*                                                                         93,000            1,035
D1      488035106       Kellstrom Industries*                                                               14,000              254
D1      563571108       Manitowoc                                                                           20,723              705
D1      593261100       Miami Computer Supply*                                                              39,550              744
D1      60740F105       Mobile Mini*                                                                        68,000              897
D1      61980K101       Motivepower Industries*                                                             27,150              460
D1      637277104       National R.V. Holdings*                                                             31,470              808
D1      63934E108       Navistar International*                                                             30,000            1,481
D1      829073105       Simpson Manufacturing*                                                              19,500              865
D1      784626103       Sps Technologies*                                                                   12,070              511
D1      87157J106       Syncor International*                                                               32,000            1,088
D1      894065101       Transwitch*                                                                         27,500            1,272
D1      90467L100       UNIFAB International*                                                               49,000              505
D1      913004107       United Stationers                                                                   33,000              619
D1      913456109       Universal Corp.                                                                     15,000              392
D1      903293405       USG                                                                                  7,775              440
D1      92220P105       Varian Medical Associates*                                                          15,000              282
D1      922248109       Varlen                                                                              39,176            1,479
R1                                                                                                                     ------------
T2                      Total Capital Goods                                                                                  23,913
R1                                                                                                                     ------------
H2                      Communication Services--3.1%
D1      111412102       Broadvision*                                                                        20,000            1,040
D1      338527104       Flashnet Communications *                                                           11,000              217
D1      371931106       Genesys Telecom Labs*                                                               52,000            1,202
D1      M50876107       Gilat Communications Limited*                                                       54,500              804
D1      73172K104       Polycom*                                                                            61,695            1,581
R1                                                                                                                     ------------
T2                      Total Communication Services                                                                          4,844
R1                                                                                                                     ------------



H2                      Consumer Cyclicals--25.1%
D1      02553E106       American Eagle Outfitters*                                                          27,000            1,102
D1      032683302       Analytical Surveys*                                                                 25,500              625
D1      036115103       Ann Taylor Stores*                                                                  26,500            1,144
D1      043339100       Arvin Industries                                                                    23,000              903
D1      109641100       Brinker International*                                                              22,985              645
D1      118440106       Buckle*                                                                             54,865            1,519
D1      125129106       CDW Computer Centers*                                                               19,000              826
D1      152312104       Centex                                                                              18,000              667
D1      168615102       Chicos*                                                                             50,000            1,134
D1      179584107       Claire's Stores                                                                     35,000            1,024
D1      209341106       Consolidated Graphics*                                                              16,310              752
D1      221485105       Cost Plus *                                                                         25,000              934
D1      22413E104       Craftmade International                                                             46,640              624
D1      232217109       Cutter & Buck*                                                                      25,760              763
D1      23331A109       DR Horton                                                                           75,800            1,289
D1      246885107       Delia's*                                                                            19,000              252
D1      256747106       Dollar Tree Stores*                                                                 29,000              975
D1      291586105       Empi*                                                                               12,000              294
D1      337610109       First Years                                                                         24,010              384
D1      344839204       Foodmaker*                                                                          20,000              540
D1      349882100       Fossil*                                                                             32,530            1,364
D1      371901109       Gentex*                                                                             27,000              811
D1      47012E106       Jakks Pacific *                                                                     30,000              831
D1      482686102       K-Swiss, Cl A                                                                       46,740            2,682
D1      505336107       La-Z-Boy                                                                            26,800              533
D1      505401208       Labor Ready*                                                                        29,500            1,051
D1      531172104       Liberty Property Trust                                                              25,270              610
D1      608190104       Mohawk Industries*                                                                  36,115            1,052
D1      60886R103       Monaco Coach*                                                                       37,510            1,125
D1      624580106       Movado Group                                                                         9,175              221
D1      688222207       Oshkosh B'gosh, Cl A                                                                16,655              327
D1      688239201       Oshkosh Truck                                                                        6,000              238
D1      740065107       Pre Paid Legal Services*                                                            10,000              266
D1      743205106       Programmer's Paradise *                                                              8,000               86
D1      74838C106       Quiksilver*                                                                         34,000              969
D1      750069106       Racing Champions*                                                                   64,000            1,096
D1      753820109       Rare Hospitality International*                                                     24,000              552
D1      795757103       Salton/Maxim Housewares*                                                            21,500              919
D1      841297104       Southdown                                                                           24,900            1,578
D1      85375C101       Standard Pacific                                                                    54,145              711
D1      556269108       Steven Madden Ltd*                                                                  81,365              870
D1      868168105       Superior Industries International                                                   27,000              673
D1      876289109       Tarrant Apparel Group*                                                              33,330            1,010
D1      896818101       Triumph Group*                                                                      23,395              716
D1      903236107       Urs*                                                                                28,325              697
D1      961840105       Wet Seal, Cl A*                                                                     17,000              472
D1      974637100       Winnebago Industries                                                                54,000              891
D1      988858106       Zale*                                                                               28,000            1,080
R1                                                                                                                     ------------
T2                      Total Consumer Cyclicals                                                                             39,827
R1                                                                                                                     ------------
H2                      Consumer Staples--4.8%
D1      137219200       Canandaigua Wine, Cl A*                                                             13,100              652
D1      270319106       Earthgrains                                                                         20,000              469
D1      343496105       Flowers Industries                                                                  44,600              992
D1      560321200       Mail-Well*                                                                          65,000              963
D1      698813102       Papa John's International*                                                          38,900            1,537
D1      76009N100       Rent-A-Center *                                                                     35,000              903
D1      832248108       Smithfield Foods*                                                                   43,000            1,148
D1      865077101       Suiza Foods*                                                                        25,000              916
R1                                                                                                                     ------------
T2                      Total Consumer Staples                                                                                7,580
R1                                                                                                                     ------------
H2                      Energy--2.4%
D1      269524104       Eagle Geophysical *                                                                  1,280                4
D1      675232102       Oceaneering International*                                                          50,000              772
D1      80218K105       Santa Fe Snyder Corp*                                                               80,000              680
D1      811904101       Seacor Holdings*                                                                     3,000              149
D1      816074306       Seitel*                                                                             40,000              632



D1      893817106       Transocean Offshore                                                                 61,800            1,522
R1                                                                                                                     ------------
T2                      Total Energy                                                                                          3,759
R1                                                                                                                     ------------
H2                      Financials--7.6%
D1      026522102       American Heritage                                                                   39,300              914
D1      03070X106       Amerin*                                                                             21,057              566
D1      G03910109       Annuity & Life Re Holdings                                                          12,000              309
D1      061589107       Bank of Commerce/San Diego                                                          16,000              312
D1      21988R102       Corporate Executive Board*                                                          17,000              498
D1      229899109       Cullen/Frost Bankers                                                                 9,550              537
D1      253922108       Dime Community Bancorp                                                              35,200              779
D1      25811P100       Doral Financial                                                                     42,000              709
D1      093210102       E.W. Blanch Holdings                                                                16,900            1,082
D1      293310108       Enhance Financial Services Group                                                    30,000              587
D1      31769P100       Financial Security Assurance  Holdings                                               7,385              419
D1      357288109       Fremont General                                                                     55,000            1,165
D1      46145F105       Investment Technology Group*                                                        16,881              748
D1      62944T105       NVR*                                                                                13,975              673
D1      69331W104       PFF Bancorp*                                                                        32,000              580
D1      72142R108       Pilgrim America Cap Corp*                                                           19,600              390
D1      743674103       Protective Life                                                                     38,000            1,375
D1      783764103       Ryland Group                                                                        16,165              450
R1                                                                                                                     ------------
T2                      Total Financials                                                                                     12,093
R1                                                                                                                     ------------
H2                      Health Care--8.2%
D1      020813101       Alpharma, Cl A                                                                      24,000              640
D1      068306109       Barr Laboratories*                                                                  18,475              609
D1      09060P102       Biomatrix*                                                                          28,000              857
D1      140475104       Capital Senior Living*                                                              70,000              761
D1      19652U104       Colorado Medtech*                                                                   65,340              923
D1      232861104       D&K Healthcare Resources*                                                           24,400              576
D1      45868P100       Interim Services*                                                                   35,000              763
D1      465823102       Ivax*                                                                               40,000              537
D1      51807H100       Laser Vision Centers*                                                               15,000              855
D1      536310105       Liposome*                                                                           78,000            1,116
D1      683829105       Optical Coating Laboratories                                                         3,000              195
D1      688582105       Osteotech*                                                                          23,917              849
D1      759148109       Rehabcare Group*                                                                    33,000              710
D1      761152107       Resmed*                                                                             43,000            1,207
D1      770491108       Roberts Pharmaceutical*                                                             63,000            1,197
D1      859152100       Steris*                                                                             25,000              414
D1      89618L100       Trigon Healthcare*                                                                  15,000              572
D1      922206107       Varian *                                                                            15,000              150
R1                                                                                                                     ------------
T2                      Total Health Care                                                                                    12,931
R1                                                                                                                     ------------
H2                      Technology--19.0%
D1      027352103       American Management Systems*                                                        25,000              794
D1      12328X107       Business Objects ADR*                                                               30,000              862
D1      M22465104       Checkpoint Software*                                                                20,000              885
D1      17163B102       Ciber*                                                                              52,230            1,120
D1      203372107       Commscope*                                                                          50,000            1,313
D1      204925101       Computer Network Technology*                                                        29,000              732
D1      218412104       Cordant Technologies                                                                18,000              873
D1      232522102       Cybex Computer Products*                                                            61,944            1,405
D1      285512109       Electronic Arts*                                                                    16,000              783
D1      303250104       Fair Isaac                                                                           5,000              164
D1      Y2573F102       Flextronics International*                                                           7,000              350
D1      351042106       4front Technologies*                                                                60,000              600
D1      426281101       Henry (Jack) & Associates                                                            7,000              247
D1      427398102       Herley Industries *                                                                 52,000              673
D1      44914K306       Hyperion Telecommunications, Cl A*                                                  60,000            1,013
D1      45765U103       Insight Enterprises*                                                                38,557              978
D1      471896100       Javelin Systems *                                                                   60,000              776
D1      501052104       Kronos*                                                                             29,200            1,081
D1      51506S100       Landmark Systems*                                                                   24,000              231
D1      57632N105       Mastech*                                                                            62,900            1,207
D1      59133P100       Metamor Worldwide*                                                                  27,000              739



D1      594901100       Micros Systems*                                                                     40,000            1,250
D1      690213103       Overland Data *                                                                     65,000              423
D1      723481107       Pinnacle Systems*                                                                   19,000              984
D1      714265105       Perot Systems, Cl A*                                                                14,800              401
D1      739323103       Powerhouse Technologies*                                                            15,000              278
D1      743312100       Progress Software*                                                                  66,930            1,744
D1      747906105       Quantum*                                                                            20,000              396
D1      867654105       Sunquest*                                                                           44,000              578
D1      871130100       Sybase*                                                                             55,000              533
D1      871237103       Sykes Enterprises*                                                                  10,435              325
D1      872443403       T-HQ*                                                                               46,290            1,091
D1      874264104       Talk.com *                                                                          25,000              259
D1      M8743P105       Technomatrix Technologies*                                                          51,000              854
D1      887134104       Timberline Software                                                                 54,000              918
D1      917327108       USWeb*                                                                              25,000              634
D1      922207105       Varian Semiconductor Equiptment*                                                    15,000              187
D1      983922105       Xircom*                                                                             52,000            1,313
D1      989929104       Zomax*                                                                              41,000            1,081
R1                                                                                                                     ------------
T2                      Total Technology                                                                                     30,075
R1                                                                                                                     ------------
H2                      Transportation--6.2%
D1      007768104       Aeroflex*                                                                           61,000              888
D1      011659109       Alaska Airgroup*                                                                    10,000              415
D1      02629V108       American Freightways*                                                               82,500            1,444
D1      03234G106       Amtran Inc*                                                                         14,525              341
D1      049164106       Atlas Air*                                                                          48,000            1,290
D1      270018104       Eagle USA Airfreight*                                                                9,000              424
D1      349853101       Forward Air*                                                                        10,000              274
D1      359065109       Frontier Airlines*                                                                  62,000              961
D1      515098101       Landstar System*                                                                    10,000              376
D1      830879102       Skywest                                                                             38,680              899
D1      870756103       Swift Transportation*                                                               45,000              823
D1      916906100       USFreightways                                                                       43,300            1,706
R1                                                                                                                     ------------
T2                      Total Transportation                                                                                  9,841
R1                                                                                                                     ------------
H2                      Utilities--1.2%
D1      283677854       El Paso Electric*                                                                   80,000              685
D1      494550106       Kinder Morgan Energy Partners                                                       18,000              671
D1      744499104       Public Service of New Mexico                                                        20,000              415
D1      744516105       Public Service of North Carolina                                                     5,000              145
R1                                                                                                                     ------------
T2                      Total Utilities                                                                                       1,916
R1                                                                                                                     ------------
T1                      Total Common Stocks (Cost $144,302)                                                                 157,682
R1                                                                                                                     ------------

R3                      ------------------------------------------------------ ---------- ---------- ----------------- -------------
C8                                                                                                   Face Amount (000) Value (000)
R3                      ------------------------------------------------------ ---------- ---------- ----------------- -------------
H1                      Repurchase Agreements--2.9%
D2      4245REPOM       Morgan Stanley 4.80%, dated 05/28/99, matures 06/01/99,
                          repurchase price $4,658,357 (collateralized by various
                          FNMA obligations)                                                                  4,656            4,656
R1                                                                                                                     ------------
T1                      Total Repurchase Agreements (Cost $4,656)                                                             4,656
R1                                                                                                                     ------------

R3                      ------------------------------------------------------ ---------- ---------- ----------------- -------------
C1                                                                                                   Shares            Market Value
R3                      ------------------------------------------------------ ---------- ---------- ----------------- -------------
R1                                                                                                                     ------------
G1                      Total Investments--102.5%  (Cost $148,958)                                                          162,338
R1                                                                                                                     ------------
O1                      Other Assets and Liabilities, Net--2.5%                                                              (3,890)
R1                                                                                                                     ------------
N1                      Total Net Assets--100.0%                                                                            158,448
R2                                                                                                                     ------------
                                                                                                                       ------------
R4                      ------------------------------------------------------ ---------- ---------- ----------------- -------------

                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks--98.7%
Basic Materials--2.9%
Alpha Industries*                              23,000          801                                             23,000            801
Astec Industries*                              23,660          884                                             23,660            884
Bel Fuse, Cl A*                                25,800          851                                             25,800            851
Boise Cascade                                  37,000        1,466                                             37,000          1,466
Centex Construction Products                   23,020          826                                             23,020            826
Florida Rock Industries                        10,000          399                                             10,000            399
Granite Construction                           24,000          673                                             24,000            673
Jacobs Engineering Group*                      10,300          383                                             10,300            383
LTV                                            45,000          276                                             45,000            276
NCI Building Systems*                          47,570        1,201                                             47,570          1,201
Solutia                                        35,000          785                                             35,000            785
Stillwater Mining*                             36,500        1,166                                             36,500          1,166
US Liquids*                                    20,900          376                                             20,900            376
U.S. Plastic Lumber*                           90,000          816                                             90,000            816

Total Basic Materials                                       10,903                                                            10,903

Capital Goods--13.3%
AFC Cable Systems*                             37,085        1,275                                             37,085          1,275
American Woodmark                              18,000          664                                             18,000            664
Anaren Microwave*                              38,400          823                                             38,400            823
Artesyn Technologies*                                                        122,296          2,584           122,296          2,584
Avondale Industries*                           20,000          730                                             20,000            730
Borg-Warner Automotive                         13,000          721                                             13,000            721
Blount International                                                         133,355          3,717           133,355          3,717
Briggs & Stratton                              11,800          737                                             11,800            737
Concord Communications*                        21,000          934                                             21,000            934
Corsair Communications*                        20,000           91                                             20,000             91
Crane                                          15,000          451                                             15,000            451
DM Management*                                 25,000          403                                             25,000            403
Dycom Industry*                                29,475        1,422                                             29,475          1,422



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
Elcor                                          19,130          772                                             19,130            772
Genesis Microchip*                             58,100        1,053                                             58,100          1,053
Intervoice*                                    93,000        1,035                                             93,000          1,035
Kellstrom Industries*                          14,000          254           169,924          3,080           183,924          3,334
Manitowoc                                      20,723          705                                             20,723            705
Maverick Tube*                                                               175,995          2,277           175,995          2,277
Miami Computer Supply*                         39,550          744                                             39,550            744
Miller Industries*                                                           435,896          2,098           435,896          2,098
Mobile Mini*                                   68,000          897                                             68,000            897
Motivepower Industries*                        27,150          460                                             27,150            460
National R.V. Holdings*                        31,470          808                                             31,470            808
National Service Industries                                                   41,874          1,541            41,874          1,541
Navistar International*                        30,000        1,481                                             30,000          1,481
Palm Harbor Homes*                                                           150,106          3,227           150,106          3,227
Sensormatic Electronics*                                                     104,358          1,396           104,358          1,396
Simpson Manufacturing*                         19,500          865                                             19,500            865
Sps Technologies*                              12,070          511                                             12,070            511
Syncor International*                          32,000        1,088                                             32,000          1,088
Transwitch*                                    27,500        1,272                                             27,500          1,272
Tristar Aerospace*                                                            80,923            749            80,923            749
UNIFAB International*                          49,000          505           331,835          3,422           380,835          3,927
United Stationers                              33,000          619                                             33,000            619
Universal Corp.                                15,000          392                                             15,000            392
USG                                             7,775          440                                              7,775            440
Varian Medical Associates*                     15,000          282                                             15,000            282
Varlen                                         39,176        1,479                                             39,176          1,479
Watsco                                                                       106,090          2,049           106,090          2,049

Total Capital Goods                                         23,913                           26,140                           50,053

Communication Services--3.4%
Alltel                                                                        40,176          2,880            40,176          2,880
Broadvision*                                   20,000        1,040                                             20,000          1,040



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
Flashnet Communications *                      11,000          217                                             11,000            217
Genesys Telecom Labs*                          52,000        1,202                                             52,000          1,202
Gilat Communications Limited*                  54,500          804                                             54,500            804
MCI WorldCom*                                                                 39,356          3,399            39,356          3,399
Polycom*                                       61,695        1,581                                             61,695          1,581
Superior TeleCom*                                                             58,516          1,734            58,516          1,734

Total Communication Services                                 4,844                            8,013                           12,857

Consumer Cyclicals--20.9%
AHL Services*                                                                118,826          3,149           118,826          3,149
American Eagle Outfitters*                     27,000        1,102                                             27,000          1,102
Analytical Surveys*                            25,500          625                                             25,500            625
Ann Taylor Stores*                             26,500        1,144                                             26,500          1,144
Arvin Industries                               23,000          903                                             23,000            903
Brinker International*                         22,985          645                                             22,985            645
Buckle*                                        54,865        1,519                                             54,865          1,519
CDW Computer Centers*                          19,000          826                                             19,000            826
Centex                                         18,000          667                                             18,000            667
Central Parking                                                               40,931          1,330            40,931          1,330
Chicos*                                        50,000        1,134                                             50,000          1,134
Circuit City                                                                  58,725          4,217            58,725          4,217
Claire's Stores                                35,000        1,024                                             35,000          1,024
Consolidated Graphics*                         16,310          752                                             16,310            752
Cost Plus *                                    25,000          934                                             25,000            934
Craftmade International                        46,640          624                                             46,640            624
Cutter & Buck*                                 25,760          763                                             25,760            763
DR Horton                                      75,800        1,289                                             75,800          1,289
Delia's*                                       19,000          252                                             19,000            252
Dollar General                                                                75,488          2,005            75,488          2,005
Dollar Tree Stores*                            29,000          975                                             29,000            975
Empi*                                          12,000          294                                             12,000            294
Family Dollar Stores                                                         124,318          2,774           124,318          2,774



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
First Years                                    24,010          384                                             24,010            384
Foodmaker*                                     20,000          540                                             20,000            540
Fossil*                                        32,530        1,364                                             32,530          1,364
Gentex*                                        27,000          811                                             27,000            811
Jakks Pacific *                                30,000          831                                             30,000            831
K-Swiss, Cl A                                  46,740        2,682                                             46,740          2,682
La-Z-Boy                                       26,800          533                                             26,800            533
Labor Ready*                                   29,500        1,051                                             29,500          1,051
Liberty Property Trust                         25,270          610                                             25,270            610
Lowe's Companies                                                              63,365          3,291            63,365          3,291
Modis Professional Services*                                                 189,582          2,796           189,582          2,796
Mohawk Industries*                             36,115        1,052                                             36,115          1,052
Monaco Coach*                                  37,510        1,125                                             37,510          1,125
Movado Group                                    9,175          221                                              9,175            221
O'Charleys*                                                                  157,453          2,057           157,453          2,057
Oshkosh B'gosh, Cl A                           16,655          327                                             16,655            327
Oshkosh Truck                                   6,000          238                                              6,000            238
Pier 1 Imports                                                               156,478          1,731           156,478          1,731
Policy Management Systems*                                                    66,492          2,419            66,492          2,419
Pre Paid Legal Services*                       10,000          266                                             10,000            266
Programmer's Paradise *                         8,000           86                                              8,000             86
Quest Education*                                                             211,639          2,381           211,639          2,381
Quiksilver*                                    34,000          969                                             34,000            969
Racing Champions*                              64,000        1,096                                             64,000          1,096
Rare Hospitality International*                24,000          552            77,431          1,781           101,431          2,333
Salton/Maxim Housewares*                       21,500          919                                             21,500            919
Southdown                                      24,900        1,578                                             24,900          1,578
Standard Pacific                               54,145          711                                             54,145            711
Steven Madden Ltd*                             81,365          870                                             81,365            870
Superior Industries International              27,000          673                                             27,000            673
Tandy                                                                         64,310          5,306            64,310          5,306
Tarrant Apparel Group*                         33,330        1,010                                             33,330          1,010
Tractor Supply*                                                               44,927          1,337            44,927          1,337



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
Trex*                                                                         48,519          1,064            48,519          1,064
Triumph Group*                                 23,395          716                                             23,395            716
Urs*                                           28,325          697                                             28,325            697
V.F.                                                                          27,688          1,274            27,688          1,274
Wet Seal, Cl A*                                17,000          472                                             17,000            472
Winnebago Industries                           54,000          891                                             54,000            891
Zale*                                          28,000        1,080                                             28,000          1,080

Total Consumer Cyclicals                                    39,827                           38,912                           78,739

Consumer Staples--5.5%
Canandaigua Wine, Cl A*                        13,100          652                                             13,100            652
Earthgrains                                    20,000          469                                             20,000            469
Flowers Industries                             44,600          992           108,415          2,412           153,015          3,404
Mail-Well*                                     65,000          963                                             65,000            963
Outback Steakhouse*                                                          113,665          4,078           113,665          4,078
Papa John's International*                     38,900        1,537                                             38,900          1,537
Rent-A-Center *                                35,000          903                                             35,000            903
Smithfield Foods*                              43,000        1,148                                             43,000          1,148
Sonic*                                                                       247,259          6,807           247,259          6,807
Suiza Foods*                                   25,000          916                                             25,000            916

Total Consumer Staples                                       7,580                           13,297                           20,877

Energy--11.7%
Anadarko Petroleum                                                           117,354          4,401           117,354          4,401
BJ Services*                                                                 179,297          4,942           179,297          4,942
Core Laboratories N.V.*                                                      245,141          3,830           245,141          3,830
Diamond Offshore Drilling                                                    128,263          3,495           128,263          3,495
Eagle Geophysical *                             1,280            4                                              1,280              4
Global Industries*                                                           662,783          7,373           662,783          7,373
Nuevo Energy*                                                                140,422          2,141           140,422          2,141
Oceaneering International*                     50,000          772           111,937          1,728           161,937          2,500



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
Santa Fe Snyder Corp*                          80,000          680                                             80,000            680
Seacor Holdings*                                3,000          149                                              3,000            149
Seitel*                                        40,000          632                                             40,000            632
Stone Energy*                                                                185,441          6,989           185,441          6,989
Transocean Offshore                            61,800        1,522           124,176          3,058           185,976          4,580
World Fuel Services                                                          174,223          2,254           174,223          2,254

Total Energy                                                 3,759                           40,211                           43,970

Financials--12.4%
American Heritage                              39,300          914                                             39,300            914
Amerin*                                        21,057          566                                             21,057            566
Annuity & Life Re Holdings                     12,000          309                                             12,000            309
Bank of Commerce/San Diego                     16,000          312                                             16,000            312
Capital One Financial                                                         26,774          4,035            26,774          4,035
CCB Financial                                                                 60,942          3,287            60,942          3,287
Corporate Executive Board*                     17,000          498                                             17,000            498
Cullen/Frost Bankers                            9,550          537            26,492          1,490            36,042          2,027
Dime Community Bancorp                         35,200          779                                             35,200            779
Doral Financial                                42,000          709                                             42,000            709
E.W. Blanch Holdings                           16,900        1,082                                             16,900          1,082
Enhance Financial Services Group               30,000          587                                             30,000            587
Fairfield Communities*                                                       565,607          8,979           565,607          8,979
Financial Security Assurance  Holdings          7,385          419                                              7,385            419
First Tennessee National                                                      58,712          2,418            58,712          2,418
Fremont General                                55,000        1,165                                             55,000          1,165
Investment Technology Group*                   16,881          748                                             16,881            748
Nova*                                                                        272,816          6,070           272,816          6,070
NVR*                                           13,975          673                                             13,975            673
PFF Bancorp*                                   32,000          580                                             32,000            580
Pilgrim America Cap Corp*                      19,600          390                                             19,600            390
Profit Recovery Group International*                                         146,974          5,410           146,974          5,410
Protective Life                                38,000        1,375                                             38,000          1,375



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group                                   16,165          450                                             16,165            450
Texas Regional Bancshares, Cl A                                               42,200          1,145            42,200          1,145
Triad Guaranty*                                                              129,583          1,976           129,583          1,976

Total Financials                                            12,093                           34,810                           46,903

Health Care--5.2%
Alpharma, Cl A                                 24,000          640                                             24,000            640
Barr Laboratories*                             18,475          609                                             18,475            609
Biomatrix*                                     28,000          857                                             28,000            857
Capital Senior Living*                         70,000          761                                             70,000            761
Colorado Medtech*                              65,340          923                                             65,340            923
Cryolife*                                                                    274,510          3,397           274,510          3,397
D&K Healthcare Resources*                      24,400          576                                             24,400            576
Interim Services*                              35,000          763                                             35,000            763
Ivax*                                          40,000          537                                             40,000            537
Laser Vision Centers*                          15,000          855                                             15,000            855
Liposome*                                      78,000        1,116                                             78,000          1,116
Optical Coating Laboratories                    3,000          195                                              3,000            195
Orthodontic Centers of America*                                               66,962            808            66,962            808
Osteotech*                                     23,917          849                                             23,917            849
Rehabcare Group*                               33,000          710                                             33,000            710
Resmed*                                        43,000        1,207                                             43,000          1,207
Rexall Sundown*                                                              145,521          2,483           145,521          2,483
Roberts Pharmaceutical*                        63,000        1,197                                             63,000          1,197
Steris*                                        25,000          414                                             25,000            414
Trigon Healthcare*                             15,000          572                                             15,000            572
Varian *                                       15,000          150                                             15,000            150

Total Health Care                                           12,931                            6,688                           19,619

Technology--18.3%
Acxiom*                                                                      155,822          4,207           155,822          4,207



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
American Management Systems*                   25,000          794                                             25,000            794
Benchmark Electronics*                                                       214,785          6,444           214,785          6,444
Business Objects ADR*                          30,000          862                                             30,000            862
Checkpoint Software*                           20,000          885                                             20,000            885
Ciber*                                         52,230        1,120                                             52,230          1,120
Commscope*                                     50,000        1,313                                             50,000          1,313
Computer Network Technology*                   29,000          732                                             29,000            732
Cordant Technologies                           18,000          873                                             18,000            873
Cybex Computer Products*                       61,944        1,405           127,104          2,884           189,048          4,289
Datastream Systems*                                                          188,213          2,282           188,213          2,282
Dell Computer*                                                                65,224          2,246            65,224          2,246
Electronic Arts*                               16,000          783                                             16,000            783
Fair Isaac                                      5,000          164                                              5,000            164
Flextronics International*                      7,000          350                                              7,000            350
4front Technologies*                           60,000          600                                             60,000            600
Henry (Jack) & Associates                       7,000          247                                              7,000            247
Herley Industries *                            52,000          673                                             52,000            673
Hyperion Telecommunications, Cl A*             60,000        1,013                                             60,000          1,013
Insight Enterprises*                           38,557          978                                             38,557            978
Javelin Systems *                              60,000          776                                             60,000            776
Kronos*                                        29,200        1,081                                             29,200          1,081
Landmark Systems*                              24,000          231                                             24,000            231
Mastech*                                       62,900        1,207                                             62,900          1,207
Metamor Worldwide*                             27,000          739                                             27,000            739
Micros Systems*                                40,000        1,250                                             40,000          1,250
National Data                                                                 48,242          2,270            48,242          2,270
National Instruments*                                                         29,351          1,117            29,351          1,117
Overland Data *                                65,000          423                                             65,000            423
Pinnacle Systems*                              19,000          984                                             19,000            984
Perot Systems, Cl A*                           14,800          401                                             14,800            401
Powerhouse Technologies*                       15,000          278                                             15,000            278
Progress Software*                             66,930        1,744                                             66,930          1,744
Quantum*                                       20,000          396                                             20,000            396



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
SCB Computer Technology*                                                     795,788          5,123           795,788          5,123
Scientific-Atlanta                                                            65,225          2,303            65,225          2,303
Sterling Commerce*                                                            33,867          1,317            33,867          1,317
Sterling Software*                                                            53,374          1,298            53,374          1,298
Sunquest*                                      44,000          578                                             44,000            578
Sybase*                                        55,000          533                                             55,000            533
Sykes Enterprises*                             10,435          325           160,921          5,009           171,356          5,334
T-HQ*                                          46,290        1,091                                             46,290          1,091
Talk.com *                                     25,000          259                                             25,000            259
Technomatrix Technologies*                     51,000          854                                             51,000            854
Texas Instruments                                                             20,939          2,290            20,939          2,290
Timberline Software                            54,000          918                                             54,000            918
USWeb*                                         25,000          634                                             25,000            634
Varian Semiconductor Equiptment*               15,000          187                                             15,000            187
Xircom*                                        52,000        1,313                                             52,000          1,313
Zomax*                                         41,000        1,081                                             41,000          1,081

Total Technology                                            30,075                           38,790                           68,865

Transportation--4.6%
Aeroflex*                                      61,000          888                                             61,000            888
Alaska Airgroup*                               10,000          415                                             10,000            415
American Freightways*                          82,500        1,444                                             82,500          1,444
Amtran Inc*                                    14,525          341                                             14,525            341
Atlas Air*                                     48,000        1,290                                             48,000          1,290
Covenant Transportation, Cl A*                                               114,180          1,370           114,180          1,370
Eagle USA Airfreight*                           9,000          424                                              9,000            424
Forward Air*                                   10,000          274                                             10,000            274
Frontier Airlines*                             62,000          961                                             62,000            961
Hunt J B Transportation Services                                              93,873          1,584            93,873          1,584
Landstar System*                               10,000          376                                             10,000            376
Skywest                                        38,680          899                                             38,680            899
Swift Transportation*                          45,000          823                                             45,000            823



                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific                                                                 48,129          2,746            48,129          2,746
USA Truck*                                                                   186,915          1,706           186,915          1,706
USFreightways                                  43,300        1,706                                             43,300          1,706

Total Transportation                                         9,841                            7,406                           17,247

Utilities--0.5%
El Paso Electric*                              80,000          685                                             80,000            685
Kinder Morgan Energy Partners                  18,000          671                                             18,000            671
Public Service of New Mexico                   20,000          415                                             20,000            415
Public Service of North Carolina                5,000          145                                              5,000            145

Total Utilities                                              1,916                                                             1,916

Total Common Stocks (Cost $310,578)                        157,682                          214,267                          371,949

Repurchase Agreements--1.3%
Morgan Stanley 4.80%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $4,658,357 (collateralized
     by various FNMA obligations: total
     market value $4,767,582)                   4,656        4,656                                              4,656          4,656
Deutsche Bank 4.78%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $319,543 (collateralized by
     various U.S. Treasury obligations:
     total market value $326,219)                                                319            319               319            319

Total Repurchase Agreements (Cost $4,975)                    4,656                              319                            4,975

Total Investments--100.0%  (Cost $315,553)                 162,338                          214,586                          376,924

Other Assets and Liabilities, Net---0.0%                   (3,890)                            3,973                               83

Total Net Assets--100.0%                                   158,448                          218,559                          377,007


                                STI CLASSIC FUNDS
                          SMALL CAP GROWTH STOCK FUND
                              SUNBELT EQUITY FUND
                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 1999

                                       ---------------------------      --------------------------       ---------------------------
                                             STI Small Cap                     STI Sunbelt
                                           Growth Stock Fund                   Equity Fund                   Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                       Shares / Face                    Shares / Face                    Shares / Face
Security                               Amount (000)    Value (000)      Amount (000)    Value (000)      Amount (000)    Value (000)
------------------------------------------------------------------------------------------------------------------------------------
ADR   American Depository Receipt
Cl    Class
FNMA  Federal National Mortgage Association
*     Non-income producing security

                   Pro Forma Combining Statement of Operations
                            Period Ended May 31, 1999

                                                                                                                Pro Forma Combined
                                                            STI Small Cap   STI Sunbelt                           STI Small Cap
                                                          Growth Stock Fund Equity Fund  Combined  Adjustments  Growth Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest Income                                  $             119 $       187  $    306               $          306
         Dividend income                                                 77       1,415     1,492                        1,492
---------------------------------------------------------------------------------------------------------------------------------
                   Total investment income                              196       1,602     1,798                        1,798
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
         Investment advisory fees                                       314       3,788     4,102                        4,102
         Trustees' fees                                                   -          12        12                           12
         Administrative personnel and services fees                      21         258       279                          279
         Custodian and recordkeeping fees and expenses                    7          19        26                           26
         Transfer Agent Fees-Trust Shares                                11          12        23           -7              16
         Transfer Agent Fees-Investor Shares                                         12        12                           12
         Transfer Agent Fees-Flex Shares                                  9          23        32           -3              29
         Transfer Agent Out of Pocket Fees                               15          61        76                           76
         Fund share registration costs                                   16          14        30                           30
         Auditing fees                                                    4          12        16                           16
         Legal fees                                                       4          25        29                           29
         Printing and postage                                            10          61        71                           71
         Insurance premiums                                               -           -         -                            -
         Distribution services fees-Investor Shares                       -          97        97            2              99
         Distribution services fees-Flex Shares                          12          63        75                           75
         Amortization of deferred organizational costs                    -           -         -                            -
         Miscellaneous                                                    1           -         1                            1
---------------------------------------------------------------------------------------------------------------------------------
                    Total expenses                                      424       4,457     4,881           (8)          4,873
---------------------------------------------------------------------------------------------------------------------------------
Deduct-                                                                                                                      0
         Waiver of investment advisory fees                             (79)       (417)     (496)         105            (391)
         Waiver of distribution services fees-Investor
          Shares                                                          -          (7)       (7)         (38)            (45)
         Waiver of distribution services fees-Flex Shares                (8)        (20)      (28)           3             (25)
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                            337       4,013     4,350                        4,412
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           (141)     (2,411)   (2,552)                      (2,614)
---------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:                                                                          0
Net realized gain (loss) on investments (identified
 cost basis)                                                          2,335     (16,055)  (13,720)                     (13,720)
Net change in unrealized appreciation (depreciation)
 on investments                                                       4,550     (79,885)  (75,335)                     (75,335)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                6,885     (95,940)  (89,055)                     (89,055)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            $           6,744 $   (98,351)  (91,607)                     (91,669)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

            Pro Forma Statement of Assets and Liabilities (Unaudited)
                  STI Classic Funds Small Cap Growth Stock Fund
                                  May 31, 1999
                                      (000)

                                                                                                                         Pro Forma
                                                                                                                       Combined STI
                                                                                                                       Classic Funds
                                                                       STI Classic Funds STI Classic Funds               Small Cap
                                                                        Small Cap Growth  Sunbelt Equity    Pro Forma  Growth Stock
                                                                           Stock Fund           Fund       Adjustments     Fund
ASSETS
  Total Investments at Market Value (Cost $148,958,                            $162,338         $214,586                   $376,924
  $166,595 and $315,553)
  Cash                                                                             (333)           1,969                      1,636
  Accrued Income                                                                     28               42                         70
  Receivables for Investment Securities Sold                                      3,919            4,909                      8,828
  Receivables for Capital Shares Sold                                                27               18                         45
  Other Receivables                                                                  22                0                         22
  Other Assets                                                                       13                0                         13

                                                                       ----------------- -----------------             -------------
  Total Assets                                                                  166,014          221,524                    387,538
                                                                       ----------------- -----------------             -------------

LIABILITIES
  Accrued Expenses                                                                 (198)            (392)                      (590)
  Payable for Investment Securities Purchased                                    (7,317)          (2,520)                    (9,837)
  Payable for Capital Shares Redeemed                                               (51)             (53)                      (104)

                                                                       ----------------- -----------------             -------------
  Total Liabilities                                                              (7,566)          (2,965)                   (10,531)
                                                                       ----------------- -----------------             -------------

                                                                                158,448          218,559                    377,007
NET ASSETS
  Portfolio shares of the Trust Class (unlimited authorization - no par value) based on (10,464,063, 17,784,188, 24,018,386)
  outstanding shares of beneficial interest                                     137,985          166,929                    304,914

  Portfolio shares of the Investor Class (unlimited authorization -
  no par value) based on (0, 1,574,615, 1,694,895) outstanding
  shares of beneficial interest                                                       0           14,344                     14,344

  Portfolio shares of the Flex Class (unlimited authorization - no par value) based on (425,752, 416,394, 729,679) outstanding shares
  of beneficial interest                                                          6,037            5,998                     12,035

  Undistributed net investment income                                                 0                0                          0

  Accumulated net realized gain (loss) on investments                             1,046          (16,703)                   (15,657)

  Net unrealized appreciation on investments                                     13,380           47,991                     61,371
                                                                       ----------------- -----------------             -------------

  Total Net Assets                                                             $158,448         $218,559                   $377,007
                                                                       ----------------- ----------------- ----------- -------------
                                                                       ----------------- ----------------- ----------- -------------

  Net Asset Value, Offering and Redemption Price Per Share - Trust
  Shares                                                                         $14.55           $11.09                     $14.55
                                                                       ----------------- -----------------             -------------
                                                                       ----------------- -----------------             -------------

  Net Asset Value and Redemption Price Per Share - Investor Shares                                $10.00                     $10.76
                                                                                         -----------------             -------------
                                                                                         -----------------             -------------

  Net Asset Value, Offering and Redemption Price Per Share -
  Investor Shares                                                                                 $11.18                     $11.18
                                                                                         -----------------             -------------
                                                                                         -----------------             -------------

  Net Asset Value, Offering and Redemption Price Per Share - Flex                $14.46           $10.55                     $14.46
  Shares
                                                                       ----------------- -----------------             -------------
                                                                       ----------------- -----------------             -------------

                                                                               $158,448         $218,559                   $377,007
                                                                       ----------------- -----------------             -------------
                                                                       ----------------- -----------------             -------------

                                  Adjustments


                            ADJUSTMENTS TO FINANCIALS

FUNSHARE
--------

              Sunbelt NA           Small Cap NAV          Adjusted Shares
Trust         197,215,399.72            14.55              13,554,323.00

Investor       16,948,952.38            10.00               1,694,895.24

Flex            4,394,780.00            14.46                 303,926.69

ADVISORY FEE
------------

              Sunbelt's
              Avg Net Assets      Sunbelt's BPS        Small Cap BPS        Sunbelts Fee       Small Cap Fee        Difference
             -----------------------------------------------------------------------------------------------------------------------
Trust          300,526,205.94                1.15%                1.15%         3,456,051.37        3,456,051.37              0.00
                                                                                                            0.00
Investor*       22,560,923.89                1.15%                1.15%           259,450.62          259,450.62              0.00

Flex             6,345,012.79                1.15%                1.15%            72,967.65           72,967.65              0.00
                                                                                                                   -----------------
                                                                                                                              0.00
                                                                                                                   -----------------
                                                                                                                   -----------------

DISTRIBUTION
------------

              Sunbelt's
              Avg Net Assets      Sunbelt's BPS        Small Cap BPS        Sunbelts Fee       Small Cap Fee        Difference
             -----------------------------------------------------------------------------------------------------------------------
Investor*     22,560,923.89                  0.43%                0.44%             97,011.97            99,268.07       -2,256.09

Flex           6,345,012.79                  1.00%                1.00%             63,450.13            63,450.13            0.00
                                                                                                                   -----------------
                                                                                                                         -2,256.09
                                                                                                                   -----------------
                                                                                                                   -----------------

T/A FEES
--------
The T/A fee was only patrially reduced due to Small Cap fiscal year was 7.5 months.

ADMINISTRATION
--------------

There will be no adjustment to the fund since the fees are calculated by total avg net assets under management and allocated pro-rata amongst the funds.

ADVISORY & 12B-1 WAIVERS
------------------------

              Advisory                                                             12b-1 Investor          12b-1 Flex
                                                                                   --------------          ----------
Total Expenses                                 4,883,000  Adj Total Exp Bps                    1.305%               1.305%
Less Class Specific                             -231,000  T/A Fee                               12000                29000
Fund Expenses                                  4,652,000  T/A Bps                              0.053%               0.383%
Avg Net Assets                               356,503,692  12b-1 Fee Bps                        0.500%               1.000%
Fund Expenses BPS                                 1.305%  Advisory Waiver                      0.110%               0.110%
Trust Class T/A Fee BPS                           0.005%  Net Exp Before W                     1.748%               2.578%
Adj Total Expenses BPS                            1.310%  Base Cap                             1.550%               2.250%
Less Base Cap                                    -1.200%  12b-1 Waiver Bps                     0.198%               0.328%
Advisory Waiver BPS                               0.110%  12b-1 Waiver                      44,781.02            24,853.36
Advisory Waiver                                  390,711


Avg Net Assets

                                              Total                  Trust               Investor               Flex
                                              -----                  -----               --------               ----
Trust Sunbelt                                300,526,206            300,526,206
Investor Sunbelt                              22,560,924                                   22,560,924
Flex Sunbelt                                   6,345,013                                                         6,345,013
Trust Small Cap                               25,835,862             25,835,862
Flex Small Cap                                 1,235,687                                                         1,235,687
                                       -------------------  ----------------------------------------------------------------
                                             356,503,692            326,362,068            22,560,924            7,580,700
                                       -------------------  ----------------------------------------------------------------
                                       -------------------  ----------------------------------------------------------------

                                    Exp Proj

Fee Table                                            Year
Fund:                                                 1                 132
  A= Sales Load                                       2
  B= Total fund operating expenses                    3                 412
  C= Redemption fee                                   4
  D= Years CDSC is applicable                         5                 713
Actuals                                               6
  A=            0.00%                                 7
  B=            1.30%                                 8
  C=            0.00%                                 9
  D=               -                                  10               1568

                                              5%                                                                             Total
                                             less                                                                           Amounts
          Amount     Sales     Beginning   Expense     Ending    Average    Expense     Annual   Aggregate    Redemption    for Fee
  Year   Invested  - Load   =    Value   +  Ratio  =    Value     Value  x   Ratio  =  Expenses   Expenses +     Fee     =   Table
     1      10000        0         10000    370.00    10370.00     10185      1.30%      132.41     132.41          0.00     132.41
     2                             10370    383.69    10753.69  10561.85      1.30%      137.30     137.30          0.00     269.71
     3                          10753.69    397.89    11151.58  10952.63      1.30%      142.38     142.38          0.00     412.09
     4                          11151.58    412.61    11564.18  11357.88      1.30%      147.65     147.65          0.00     559.75
     5                          11564.18    427.87    11992.06  11778.12      1.30%      153.12     153.12          0.00     712.86
     6                          11992.06    443.71    12435.77  12213.91      1.30%      158.78     158.78          0.00     871.64
     7                          12435.77    460.12    12895.89  12665.83      1.30%      164.66     164.66          0.00    1036.30
     8                          12895.89    477.15    13373.04  13134.46      1.30%      170.75     170.75          0.00    1207.05
     9                          13373.04    494.80    13867.84  13620.44      1.30%      177.07     177.07          0.00    1384.11
    10                          13867.84    513.11    14380.95  14124.39      1.30%      183.62     183.62          0.00    1567.73

                                   Cap Table

                                   STI FUNDS

           Fund              Net Assets (000's)       NAV       Shares (000's)
           ----              ------------------       ---       --------------
--------------------------------------------------------------------------------
STI Sunbelt Equity
Trust Shares                            197,215        11.09            17,784         11.089462
Investor Shares                          16,949        10.76             1,575         10.761270
Flex Shares                               4,395        10.55               416         10.564904
Total                                   218,559                         19,775
---------------------------------------------------------------------------------
STI Small Cap Growth Equity
Trust Class                             152,413        14.57            10,464         14.565463
Investor Shares                             -            -                 -           #DIV/0!
Flex Shares                               4,841        17.40               425         11.390588
Total                                   157,254                         10,889
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Combined Funds
Trust Shares                            349,628        14.57         24,018.00         14.556916
Investor Shares                          16,949        10.00             1,695          9.999410
Flex Shares                               9,236        17.40               730         12.652055
Total                                   375,813                         26,443
---------------------------------------------------------------------------------

STI CLASSIC FUNDS
Notes to Pro Forma Financial Statements
December 10, 1999

1.   BASIS OF COMBINATION

The unaudited Pro Forma Combining Schedule of Investments, Pro Forma Combining Statements of Assets and Liabilities and Pro Forma Combining Statements of Operations give effect to the proposed merger of the Sunbelt Equity Fund into the Small Cap Growth Stock Fund. The proposed merger will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The Merger will be accomplished by an exchange of all outstanding shares of the Trust, Investor and Flex Classes of the Sunbelt Equity Fund in exchange for shares of the Trust, Investor, and Flex shares of the Small Cap Growth Equity Fund.

The pro forma combining statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto incorporated by reference in the Statement of Additional Information.

The STI Classic Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

a) The Pro Forma combining statements of assets and liabilities assume the issuance of additional shares of the respective STI Classic Fund as if the reorganization had taken place on May 31, 1999 and are based on the net asset value of the acquiring fund. In addition, the Small Cap Equity Growth Stock Fund is the surviving fund for accounting purposes and legal entity surviving. The performance history of the Small Cap Equity Stock Fund will be carried forward.
b) The Pro forma adjustments reflect the impact of applying the contractual fees in place for the legally surviving Small Cap Equity Growth Fund for Advisor, Administration and Distribution as well as the expected savings in other expenses due to the combination of the funds.

                                STI CLASSIC FUNDS

                               SUNBELT EQUITY FUND

                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 10, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Sunbelt Equity Fund, a series of the STI Classic Funds (the "Trust"), to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, December 10, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below with respect to the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Sunbelt Equity Fund and the Small Cap Growth Stock Fund, a corresponding series of the Trust, and on any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

               ( X  PLEASE MARK YOUR CHOICES LIKE THIS ON THE PROPOSAL)
                ---

   Proposal:   Approve the Reorganization Agreement as it relates to the Sunbelt
               Equity Fund and the Small Cap Growth Stock Fund:

               ____For       ____Against       ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


Dated:________________________, 1999

                                           --------------------------------
                                           Signature of Shareholder


                                           --------------------------------
                                           Signature (Joint owners)

YOU CAN VOTE BY MAIL, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
-    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON DECEMBER 10,
     1999.

                                STI CLASSIC FUNDS

                          EMERGING MARKETS EQUITY FUND

                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 10, 1999

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Kevin Robins and Todd Cipperman as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Emerging Markets Equity Fund, a series of the STI Classic Funds (the "Trust"), to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Friday, December 10, 1999, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below with repect to the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Emerging Markets Equity Fund and the International Equity Fund, a corresponding series of the Trust, and on any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

               ( X  PLEASE MARK YOUR CHOICE LIKE THIS ON THE PROPOSAL )
                ---

   Proposal:   Approve  the  Reorganization  Agreement  as it relates to the
               Emerging Markets Equity Fund and the International Equity Fund:

               ____For        ____Against       ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:________________________, 1999

                                            --------------------------------
                                            Signature of Shareholder


                                            --------------------------------
                                            Signature (Joint owners)

YOU CAN VOTE BY MAIL, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
-    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON DECEMBER 10,
     1999.